--------------------------------------------------------------------------------
ILA Unitholder Letter/Annual Report

--------------------------------------------------------------------------------
Dear Unitholders:

     We welcome this opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Institutional Liquid Assets (ILA) Portfolios in 1995. It has been a positive year for ILA in which the Portfolios did well compared with their respective IBC/Donoghue benchmarks while adhering to their conservative investment guidelines.

1995 in Review:
The Fed Changed Direction as the Economy Slowed

     As 1995 began, the economy still showed some residual strength, which prompted the Federal Reserve to increase the Federal funds rate by 50 basis points to 6.00% last February in what was to be the last of seven rate hikes in its tightening cycle. Subsequently, after it became clear that the economy had slowed significantly, with annualized real Gross Domestic Product (GDP) rising only modestly by 1.7% and 0.7% in the first and second quarters, the Fed reversed course and lowered rates by 25 basis points in July. Though real GDP rebounded to 3.2% in the third quarter, some of the increase was attributed to an acceleration in government spending in anticipation of the budget debate. With inflation at bay, the Fed eased again in December, bringing the Federal funds rate to 5.50% by year end.

Historical Yield Curve (LIBOR)


   Historical Yield Curve (LIBOR)

             Label          A            B
-------------------------------------------------
Label                     12/31/95    12/31/94
-------------------------------------------------
    1.    Overnight       5.88        5.64
-------------------------------------------------
    2.    1               5.75        6
-------------------------------------------------
    3.    2               5.69        6.25
-------------------------------------------------
    4.    3               5.63        6.5
-------------------------------------------------
    5.    4               5.63        6.69
-------------------------------------------------
    6.    5               5.56        6.81
-------------------------------------------------
    7.    6               5.56        7
-------------------------------------------------
    8.    9               5.44        7.38
-------------------------------------------------
    9.    12              5.44        7.75
-------------------------------------------------

Source: Goldman Sachs Fixed Income database, reflecting the London Interbank Offered Rate (LIBOR).

Although the targeted Federal funds rate begun and ended the year at 5.50%, the slope of the LIBOR yield curve shifted dramatically during 1995 as the expected direction of interest rates changed from increasing to declining. By year end, the curve was inverted and had shifted significantly downward.

Responsive and Agile Strategy Contributed to
Continued Strong Performance

   Taxable Sector. Structuring money market portfolios successfully during 1995, when the Fed shifted policy from tightening to easing, required strict attention to risk management, as well as to a detailed analysis of market fundamentals and technicals. Analyzing the implied forward rates and determining the extent to which the market had priced in too much or too little easing, and then adjusting the portfolio's weighted average maturities and structures, were equally important to our strategy. We also kept a vigilant eye on fiscal policy, as the "start-and-stop" nature of the balanced budget debate and the subsequent government shutdowns had an impact on the market.

   During the second quarter of 1995, we extended the weighted average maturities of the Financial Square Funds, which caused them to be well positioned for the Fed's rate decrease in July. Some signs of a modest resurgence in growth became evident in late summer, and we correctly anticipated that the Fed would remain on hold until a budget package was passed or growth showed signs of slowing further. Between late November and mid-December, we again extended the Funds' weighted average maturities, given our concern about slowing growth. That extension proved to be the correct move when the Fed eased for the second time in late December.

   Tax-Exempt Sector. Discussions of a flat tax, decreasing short-term municipal issuance and the change in direction of short-term interest rates made for an interesting year in tax-exempt money market funds. During 1995, total assets in tax-exempt money market funds increased by approximately 8%, while supply decreased by 7.5%. Consequently, short-term tax-exempt securities traded at approximately 69% of their Treasury counterparts, as compared with 71% in 1994, which means that, on average, tax-exempts were more expensive in 1995 than in 1994. All of these factors increased the importance of active portfolio management to achieve competitive performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ILA Unitholder Letter/Annual Report (continued)

--------------------------------------------------------------------------------

     By varying the ILA Tax-Exempt Portfolios' exposure to variable rate demand notes (VRDNs) and tax-exempt commercial paper as supply technicals warranted, we were able to add incremental yield to the Portfolios. In addition, the Portfolios' performance benefited from extending and maintaining a longer weighted average maturity for much of the year.

Summary for ILA Portfolios Institutional Units* as of  December 31, 1995


  Institutional                  SEC 7-Day      SEC 7-Day     30-Day       Weighted
  Liquid Assets                   Current       Effective     Average      Average
   Portfolios                      Yield          Yield        Yield       Maturity
-----------------------------------------------------------------------------------
Prime Obligations                  5.38%          5.53%        5.42%          60
-----------------------------------------------------------------------------------
Money Market                       5.45%          5.60%        5.47%          68
-----------------------------------------------------------------------------------
Treasury Obligations               5.28%          5.42%        5.43%          36
-----------------------------------------------------------------------------------
Government                         5.36%          5.50%        5.43%          40
-----------------------------------------------------------------------------------
Federal                            5.46%          5.60%        5.47%          48
-----------------------------------------------------------------------------------
Treasury Instruments               5.16%          5.29%        5.29%          60
-----------------------------------------------------------------------------------
Tax-Exempt Diversified             4.14%          4.22%        3.75%          42
-----------------------------------------------------------------------------------
Tax-Exempt California              4.45%          4.55%        4.00%          47
-----------------------------------------------------------------------------------
Tax-Exempt New York                4.15%          4.24%        3.65%          36
===================================================================================

* ILA offers three separate classes of units (Institutional, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle unitholders to different services. The Administration units and the Service units offer financial institutions the opportunity to receive a fee for providing administrative support services. The Administration units pay an additional 0.15% plus 0.10% from the adviser for a total of 0.25%. The Service units pay an additional 0.40% plus 0.10% from the adviser for a total of 0.50%. More complete information, including management fees and expenses, is included in the Portfolios' prospectus or may be obtained by calling the Goldman Sachs Institutional Funds at 1-800-621-2550.

Domestic Credit Stronger in 1995

     Domestic credit quality strengthened in 1995, thanks to an improving economy, lower interest rates and corporate productivity gains. Positive credit trends were particularly notable in the capital-intensive industries. Retailers did not fare as well, as reluctant consumers worried about slower disposable income growth, job reductions, a higher debt load and uncertainty about the health of the economy. The rejuvenated U.S. banking industry continued its trend toward regional and national banking, largely through mergers and acquisitions. This equity-financed consolidation is positive for the creditworthiness and efficiency of the U.S. banking system. Merger activity was also prominent in other industries, supported by higher stock prices and lower interest rates. The majority of companies used stock, rather than cash, to pay for their acquisitions, keeping leverage down. Spin-offs and split-ups counterbalanced the heavy merger activity as some organizations tried to focus more sharply on their core businesses.

     In the tax-exempt arena, the most notable phenomenon was the increase in short-term paper that came to the market with credit enhancements (i.e., letters of credit or insurance) as a result of lingering concerns surrounding the Orange County, California bankruptcy. In addition, improved disclosure from municipal issuers, spurred by heightened due diligence, made it easier to distinguish between weak and strong credits.

A Mixed Credit Picture Abroad

     Credit quality trends abroad were mixed, with weakness most notable in financial institutions in France and Japan. Europe's economic recovery slowed significantly during 1995, causing the Bundesbank to lower short-term interest rates by year end and other European countries to follow suit. Asset quality problems persisted for Japanese financial institutions, with continued uncertainty regarding the methods and timing of a resolution. Credit quality for the nonfinancial sectors was much more balanced. The Japanese economy has recently begun to show signs of resuscitation, spurred by the government's stimulative fiscal policy, a weaker yen (which should help to revive exports), and corporate cost-cutting and restructuring.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     Our outlook for global credit quality for 1996 is cautiously optimistic, although we remain concerned about consumer indebtedness and reluctance to spend as well as the timing for recovery of the Japanese banking system.

     The Goldman Sachs Credit Department, which includes 74 credit professionals based in London, Tokyo, Frankfurt and Toronto as well as New York, will continue to be vigilant in monitoring these and other global developments. Consistent with the trends outlined previously, new names added to the approved list for the Portfolios have been primarily U.S. banks and industrial companies, in contrast to a short while ago when foreign banks dominated our approved names.

Outlook and Strategies for 1996

     Fourth-quarter 1995 GDP is estimated to be approximately 1.0%, reflecting the longer-than-expected government shutdown and very weak Christmas sales. Economic growth is expected to slow to an anemic 0.5% for the first quarter of 1996, and therefore we believe the Fed is likely to lower short-term interest rates by another 25 to 50 basis points by midyear before the economy begins to accelerate again during the second half of the year.

     As a result, the ILA Portfolios expect to continue to be managed with longer average life targets and laddered structures to take advantage of our near-term expectations of lower rates.

     In closing, we thank you for your support. As in the past, we will continue to look for additional ways to improve our services while seeking to provide you with competitive performance. We welcome your suggestions and questions, and look forward to another strong year in 1996.


/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
Portfolio Manager
February 1, 1996

--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
ILA Prime Obligations Portfolio

December 31, 1995

--------------------------------------------------------------------------------
Principal                      Interest             Maturity        Amortized
 Amount                          Rate                 Date             Cost
================================================================================
Commercial Paper and Corporate Obligations--64.2%
Bank Holding Companies
Bankamerica Corp.
$ 10,000,000                     5.56%              04/30/96        $ 9,814,667
Bankers Trust New York Corp.
  40,000,000                     5.69               02/09/96         39,753,433
Chase Manhattan Corp.
  50,000,000                     5.57               03/12/96         49,450,736
Corestates Capital Corp.
  20,000,000                     5.58/(a)/          04/30/96         19,628,000
  10,000,000                     5.50               05/13/96          9,796,806
NationsBank Corp.
  10,000,000                     5.51               04/29/96          9,817,864
  10,000,000                     5.50               05/13/96          9,796,806
Norwest Corp.
  25,000,000                     5.75/(a)/          10/28/96         25,000,000
Business Credit Institutions
General Electric Capital Corp.
  20,000,000                     5.50               04/18/96         19,670,000
Business Services
International Lease Finance Corp.
  35,000,000                     5.60               01/29/96         34,847,556
Drugs
Lilly (Eli) & Co.
  10,000,000                     5.57               04/16/96          9,835,994
Farm Machinery
John Deere Capital Corp.
  15,000,000                     5.58               04/19/96         14,746,575
Food Products
CPC International Inc.
  25,000,000                     5.59               04/03/96         24,638,979
  15,000,000                     5.57               04/22/96         14,740,066
  10,000,000                     5.42               05/10/96          9,804,278
Life Insurance
Commonwealth Life Insurance Co.
  55,000,000                     6.03/(a)/          09/06/96         55,000,000
Pacific Mutual Life Insurance Co.
  25,000,000                     5.92/(a)/          03/01/96         25,000,000
Motor Vehicles and Equipment
Ford Motor Credit Corp.
  50,000,000                     5.51               05/03/96         49,058,708
Personal Credit Institutions
American Express Credit Corp.
$ 25,000,000                     5.60%              04/19/96         24,576,111
  15,000,000                     5.41               05/31/96         14,659,621
Associates Corp. of North America
  50,000,000                     5.64               02/28/96         49,545,667
Receivable/Asset Financings
Beta Finance Inc.
  18,800,000                     5.45               05/17/96         18,410,083
Dakota Certificates of Standard Credit Card
 Master Trust
  25,000,000                     5.72               02/09/96         24,845,083
Mckenna Triangle National Corp.
  25,000,000                     5.57               03/15/96         24,713,764
New Center Asset Trust
  50,000,000                     5.60               03/15/96         49,424,444
Savings and Loans
World Savings And Loan Association
   5,000,000                     5.94/(a)/          12/13/96          5,003,234
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
  50,000,000                     5.64               03/01/96         49,530,000
Cargill Financial Services Corp.
  25,000,000                     5.57               04/17/96         24,586,118
   5,000,000                     5.58               04/19/96          4,915,525
  10,000,000                     5.60               04/23/96          9,824,222
  10,000,000                     5.37               06/03/96          9,770,283
JP Morgan Securities, Inc.
  40,000,000                     5.94/(b)/          06/28/96         40,000,000
Merrill Lynch & Co., Inc.
  20,000,000                     5.62               03/29/96         19,725,244
  20,000,000                     5.55               04/30/96         19,630,000
Morgan Stanley Group Inc.
  40,000,000                     5.53/(b)/          09/03/96         40,000,000
Specialty Cleaners
Colgate Palmolive
  10,000,000                     5.58               04/15/96          9,837,250
Telecommunications
Ameritech Corporation
  47,000,000                     5.50               03/22/96         46,418,375

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
ILA Prime Obligations Portfolio (continued)

December 31, 1995

--------------------------------------------------------------------------------
Principal                      Interest             Maturity        Amortized
 Amount                          Rate                 Date             Cost
================================================================================
Commercial Paper and Corporate Obligations (continued)
Telecommunications  (continued)
AT&T Corp.
$ 20,000,000                     5.52%              03/01/96        $ 19,816,000
  30,000,000                     5.54               03/28/96          29,598,350
Southwestern Bell Capital Corp.
  32,000,000                     5.57               04/22/96          31,445,476
--------------------------------------------------------------------------------
Total Commercial Paper and Corporate
 Obligations                                                        $996,675,318
--------------------------------------------------------------------------------
Bank Notes--18.6%
American Express Centurion Bank
$ 10,000,000                     5.94%/a/           04/17/96        $ 10,000,269
Bank of America Illinois
   4,000,000                     5.70               06/18/96           3,998,388
Boatmen's Bank, Southern Missouri
  10,000,000                     5.92/a/            06/12/96          10,000,476
Boatmen's First National Bank, Kansas City
  20,000,000                     5.73/a/            02/14/96          19,999,759
FCC National Bank
  25,000,000                     5.74               03/11/96          25,000,000
  15,000,000                     5.73               04/23/96          15,000,000
First National Bank of Maryland
  25,000,000                     5.75               05/01/96          25,000,000
  25,000,000                     5.92/a/            10/02/96          24,994,365
First Union National Bank of North Carolina
  15,000,000                     5.76               02/02/96          15,000,000
Household Bank FSB
  50,000,000                     5.92/a/            08/02/96          50,000,000
NationsBank of Texas, N.A.
  20,000,000                     5.65               05/03/96          20,000,000
NBD Bank of Detroit, N.A.
  14,000,000                     5.65               05/03/96          13,999,794
Seattle First National Bank
  10,000,000                     5.83/a/            11/08/96           9,992,418
Southtrust Bank of Alabama, N.A.
  20,000,000                     5.92/a/            10/02/96          19,993,989
  25,000,000                     5.69/a/            10/04/96          24,992,554
--------------------------------------------------------------------------------
Total Bank Notes                                                    $287,972,012
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Principal                      Interest             Maturity        Amortized
 Amount                          Rate                 Date             Cost
================================================================================
Bankers' Acceptances--1.6%
First Union National Bank of North Carolina
 $20,000,000                     5.57%              04/15/96         $19,675,083
   5,000,000                     5.57               04/17/96           4,917,224
--------------------------------------------------------------------------------
Total Bankers' Acceptances                                           $24,592,307
--------------------------------------------------------------------------------
Certificates of Deposit--1.6%
Natwest Bank, Delaware
$ 25,000,000                     5.70%              03/12/96         $25,000,000
--------------------------------------------------------------------------------
Total Certificates of Deposit                                        $25,000,000
--------------------------------------------------------------------------------
Repurchase Agreements--14.3%
Lehman Government Securities, Inc., dated 12/12/95, repurchase price
  $25,353,125 (FHLMC:$19,717,134, 6.00%-9.00%, 07/01/06-05/01/09;
  FNMA:$6,153,113, 7.64%, 05/01/19)
$ 25,000,000                     5.65%              03/11/96        $ 25,000,000
Morgan Stanley & Co., Inc., dated 12/12/95, repurchase price
  $76,055,625 (FHLMC:$62,309,985, 6.00%, 11/01/98-12/01/98;
  FNMA:$15,684,906, 8.00%-8.50%, 09/01/23-04/01/25)
  75,000,000                     5.63               03/11/96          75,000,000
Joint Repurchase Agreement Account
 122,100,000                     5.94               01/02/96         122,100,000
--------------------------------------------------------------------------------
Total Repurchase Agreements                                         $222,100,000
--------------------------------------------------------------------------------
Total Investments                                                 $1,556,339,637/c/
================================================================================

/a/Variable rate security-base index is one of the following:
     U.S. Treasury Bill
     One or three month LIBOR
     One month commercial paper
     Federal Funds
     Prime lending rate
/b/Variable rate master note-base index is LIBOR.
/c/The amount stated also represents aggregate cost for federal income tax purposes.
The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Money Market Portfolio

December 31, 1995


--------------------------------------------------------------------------------
Principal                      Interest             Maturity        Amortized
  Amount                         Rate                 Date            Cost
================================================================================
Commercial Paper and Corporate Obligations--32.7%
Bank Holding Companies
Bankers Trust New York Corp.
$ 20,000,000                     5.69%              02/09/96        $ 19,876,717
Business Credit Institutions
General Electric Capital Corp.
   5,000,000                     5.57               04/15/96           4,918,771
  15,000,000                     5.50               04/18/96          14,752,500
Electric Companies
Enel Commercial Paper, Inc.
   9,692,000                     5.64               04/25/96           9,517,382
   9,865,000                     5.52               05/09/96           9,669,870
Foreign Banks
BBL North America, Inc.
  10,000,000                     5.63               04/18/96           9,831,250
Generale Bank, Inc.
   5,000,000                     5.61               04/24/96           4,911,175
IMI Funding Corp., USA
  20,000,000                     5.47               06/03/96          19,532,011
Internationale Nederlanden Funding Corp.
  15,000,000                     5.58               04/12/96          14,762,850
Royal Bank of Canada
  18,000,000                     5.59               04/22/96          17,686,960
   5,000,000                     5.46               05/08/96           4,902,933
Svenska Handelsbanken, Inc.
   5,000,000                     5.60               04/17/96           4,916,778
Toronto Dominion Holdings, U.S.A.
  20,000,000                     5.60               04/22/96          19,651,556
Life Insurance
Commonwealth Life Insurance Co.
  25,000,000                     6.03/a/            09/06/96          25,000,000
Receivable/Asset Financings
New Center Asset Trust
  25,000,000                     5.60               03/15/96          24,712,222
Security and Commodity Brokers, Dealers and Services
Merrill Lynch & Co., Inc.
  20,000,000                     5.55               04/30/96          19,630,000
Telecommunications
AT&T Corp.
  25,000,000                     5.52               03/01/96          24,770,000
--------------------------------------------------------------------------------
Total Commercial Paper and Corporate Obligations                    $249,042,975

================================================================================
--------------------------------------------------------------------------------
Principal                      Interest             Maturity        Amortized
  Amount                         Rate                 Date             Cost
================================================================================
Bank Notes--20.1%
American Express Centurion Bank
$  7,700,000                     5.94%/a/           04/17/96        $  7,700,207
Boatmen's Bank, Southern Missouri
   5,000,000                     5.92/a/            06/12/96           5,000,238
Boatmen's First National Bank, Kansas City
  15,000,000                     5.73/a/            02/14/96          14,999,819
Colorado National Bank
  25,000,000                     5.91/a/            06/03/96          25,000,000
FCC National Bank
  25,000,000                     5.67               03/18/96          25,000,000
First Union National Bank of North Carolina
  20,000,000                     5.76               02/02/96          20,000,000
NationsBank of Texas, N.A.
  20,000,000                     5.65               05/03/96          20,000,000
PNC Bank, N.A.
  20,000,000                     5.65/a/            09/30/96          19,988,150
Seattle First National Bank
  15,000,000                     5.83/a/            11/08/96          14,988,627
--------------------------------------------------------------------------------
Total Bank Notes                                                    $152,677,041
--------------------------------------------------------------------------------
Bankers' Acceptances--0.6%
NationsBank of Texas, N.A.
$  5,000,000                     5.50%              05/28/96        $  4,886,944
--------------------------------------------------------------------------------
Total Bankers' Acceptances                                          $  4,886,944
--------------------------------------------------------------------------------
Certificates of Deposit - Foreign Eurodollar--9.9%
Bayerische Hypotheken, Germany
$ 15,000,000                     5.65%              05/16/96        $ 15,001,266
Deutsche Bank, London
  20,000,000                     5.73               04/23/96          20,000,610
Dresdner Bank, London
   5,000,000                     5.74               04/22/96           5,000,151
Generale Bank, London
  10,000,000                     5.76               04/23/96          10,000,458
Landesbank Hessen-Thueringen Girozentrale, London
  20,000,000                     5.73               04/23/96          19,997,448
Mitsubishi Bank Ltd., London
   5,000,000                     5.83               03/08/96           5,000,140
--------------------------------------------------------------------------------
Total Certificates of Deposit - Foreign Eurodollar                  $ 75,000,073
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------
ILA Money Market Portfolio (continued)

December 31, 1995

--------------------------------------------------------------------------------
Principal                      Interest             Maturity        Amortized
 Amount                          Rate                 Date             Cost
================================================================================
Certificates of Deposit - Yankeedollar--8.5%
Industrial Bank of Japan Ltd., New York
$ 10,000,000                     6.03%              02/23/96         $10,001,353
Mitsubishi Bank Ltd., New York
  25,000,000                     5.94               03/04/96          25,001,683
Sanwa Bank Ltd., New York
  25,000,000                     5.79               03/12/96          25,000,486
   5,000,000                     5.71               06/14/96           5,000,223
--------------------------------------------------------------------------------
Total Certificates of Deposit - Yankeedollar                         $65,003,745
--------------------------------------------------------------------------------
Sovereign Credit--8.0%
Kingdom of Sweden
$ 20,000,000                     5.59%              04/22/96         $19,652,178
New South Wales Treasury Corp.
  25,000,000                     5.57               02/09/96          24,849,146
Province of Quebec
  10,000,000                     5.52               05/01/96           9,814,467
   7,000,000                     5.50               05/14/96           6,856,694
--------------------------------------------------------------------------------
Total Sovereign Credit                                               $61,172,485
--------------------------------------------------------------------------------
Taxable Municipal Notes--3.8%
Florida Housing Finance Authority
$ 29,200,000                     5.86%/a/           01/07/96         $29,200,000
--------------------------------------------------------------------------------
Total Taxable Municipal Notes                                        $29,200,000
--------------------------------------------------------------------------------
Repurchase Agreements--16.6%
  Lehman Government Securities, Inc., dated 12/12/95, repurchase price
  $15,211,875 (FHLMC:$15,532,410, 6.00%-7.50%, 05/01/09-12/01/25)
$ 15,000,000                     5.65%              03/11/96        $ 15,000,000
Morgan Stanley & Co., Inc., dated 12/12/95, repurchase price
  $25,351,875 (FNMA:$25,835,553, 7.00%-8.00%, 06/01/24-04/01/25)
  25,000,000                     5.63               03/11/96          25,000,000
Joint Repurchase Agreement Account
  86,300,000                     5.94               01/02/96          86,300,000
--------------------------------------------------------------------------------
Total Repurchase Agreements                                         $126,300,000
--------------------------------------------------------------------------------
Total Investments                                                   $763,283,263/b/
================================================================================


/a/ Variable rate security-base index is one of the following:
     U.S. Treasury Bill
     One or three month LIBOR
     One month commercial paper
     Federal Funds
     Prime lending rate
/b/ The amount stated also represents aggregate cost for federal income tax purposes.
The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Government Portfolio

December 31, 1995


--------------------------------------------------------------------------------
Principal                      Interest             Maturity        Amortized
 Amount                          Rate                 Date             Cost
================================================================================
U.S. Government Agency Obligations--41.6%
Federal Farm Credit Bank
$ 45,000,000                     5.54%              02/09/96         $44,732,850
  17,000,000                     5.62/a/            05/09/96          16,997,693
Federal Home Loan Mortgage Corp.
  25,000,000                     5.75/a/            06/03/96          24,977,523
Federal National Mortgage Association
  15,000,000                     5.61               01/18/96          14,960,263
  67,260,000                     5.46               04/23/96          66,107,276
  25,000,000                     5.47               04/30/96          24,544,167
  15,000,000                     5.64               10/02/96          14,994,245
  10,000,000                     5.68               10/07/96           9,999,072
  25,000,000                     5.90/a/            11/15/96          24,984,365
  50,000,000                     5.76/a/            12/16/96          49,958,194
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                            $292,255,648
--------------------------------------------------------------------------------
U.S. Treasury Obligations--1.4%
United States Treasury Notes
$ 10,000,000                     6.00%              07/01/96         $10,015,909
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                      $10,015,909
--------------------------------------------------------------------------------
Repurchase Agreements--57.3%
CS First Boston Corp., dated 12/05/95, repurchase price $30,425,250
  (FNMA:$30,972,121, 6.39%-7.04%, 06/01/29-08/01/34)
$ 30,000,000                     5.67%              03/04/96        $ 30,000,000
Daiwa Securities, dated 12/29/95, repurchase price $25,016,389 (U.S.
  Treasury Notes:$22,749,771, 4.63%-7.75%, 02/29/96-08/15/02;
  U.S.Treasury Bills:$3,250,622, 05/02/96-06/27/96)
  25,000,000                     5.90               01/02/96          25,000,000
Lehman Government Securities, Inc., dated 12/12/95, repurchase price
  $30,423,750 (FHLMC:$14,770,650, 6.00%, 05/01/09;
  FNMA:$16,318,398, 7.00%-8.00%, 03/01/07-08/01/23)
  30,000,000                     5.65               03/11/96          30,000,000
Nomura Securities International Inc., dated 12/29/95, repurchase price
  $100,071,111 (FHLMC:$27,479,660, 7.00%-8.00%, 08/01/25-09/01/25;
  FNMA:$75,672,915, 6.50%-7.00%, 03/01/24-12/01/25)
 100,000,000                     6.40               01/02/96         100,000,000
Salomon Brothers Inc., dated 12/29/95, repurchase price $25,016,528
  (U.S. Treasury Stripped Securities:$5,202,481, 11/15/97-05/15/02;
  FHLB:$20,733,873, 6.30%, 08/24/05)
  25,000,000                     5.95               01/02/96          25,000,000
--------------------------------------------------------------------------------
Principal                      Interest             Maturity        Amortized
 Amount                          Rate                 Date             Cost
================================================================================
Repurchase Agreements  (continued)
Smith Barney Inc., dated 12/28/95, repurchase price $25,076,000
  (FNMA:$25,964,803, 6.50%-7.00%, 01/01/11-01/01/26)
$ 25,000,000                     5.76%              01/16/96        $ 25,000,000
Joint Repurchase Agreement Account
 168,400,000                     5.94               01/02/96         168,400,000
--------------------------------------------------------------------------------
Total Repurchase Agreements                                         $403,400,000
--------------------------------------------------------------------------------
Total Investments                                                   $705,671,557/b/
================================================================================

/a/Variable rate security--base index is one of the following:
    Federal Funds
    Prime lending rate
    One month LIBOR
/b/The amount stated also represents aggregate cost for federal income tax purposes.
The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Treasury Obligations Portfolio

December 31, 1995

--------------------------------------------------------------------------------
Principal                      Interest             Maturity        Amortized
 Amount                          Rate                 Date             Cost
================================================================================
U.S. Treasury Obligations--18.0%
United States Treasury Bills
$ 35,000,000                     5.28%              05/23/96        $ 34,265,933
  30,000,000                     5.32               05/30/96          29,335,000
  95,000,000                     5.23               07/25/96          92,156,914
United States Treasury Notes
  10,000,000                     6.13               07/31/96          10,030,199
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                     $165,788,046
--------------------------------------------------------------------------------
Repurchase Agreements--82.4%
Bankers Trust Securities Corp., dated 12/29/95, repurchase price
  $35,022,556 (U.S.Treasury Note:$35,675,451, 6.25%, 05/31/00)
$ 35,000,000                     5.80%              01/02/96         $35,000,000
Chase Manhattan Securities, dated 12/29/95, repurchase price
  $35,022,556 (U.S.Treasury Notes: $35,703,985, 7.50%,
  12/31/96-01/31/97)
  35,000,000                     5.80               01/02/96          35,000,000
CS First Boston Corp., dated 12/29/95, repurchase price
  $35,022,556 (U.S. Treasury Bill:$35,174,093, 10/17/96)
  35,000,000                     5.80               01/02/96          35,000,000
Daiwa Securities, dated 12/29/95, repurchase price $35,022,944
  (U.S. Treasury Notes:$30,890,152, 5.75%-8.88%, 10/31/97-05/15/00;
  U.S. Treasury Bills: $4,110,454, 03/07/96-06/27/96)
  35,000,000                     5.90               01/02/96          35,000,000
Goldman, Sachs & Co., dated 12/29/95, repurchase price $35,022,750
  (U.S. Treasury Note: $35,700,336, 5.63%, 11/30/00)
  35,000,000                     5.85               01/02/96          35,000,000
JP Morgan Securities, Inc., dated 12/29/95, repurchase price
  $35,023,333 (U.S.Treasury Note:$35,715,364, 7.75%, 01/31/00)
  35,000,000                     6.00               01/02/96          35,000,000
Merrill Lynch Government Securities, Inc., dated 12/29/95,
  repurchase price $35,022,361 (U.S. Treasury Stripped
  Securities:$35,700,630, 05/15/05-08/15/05)
  35,000,000                     5.75               01/02/96          35,000,000
Nomura Securities, dated 12/29/95, repurchase price $35,023,333
  (U.S. Treasury Notes:$35,711,239, 5.63%, 06/30/97)
  35,000,000                     6.00               01/02/96          35,000,000
Sanwa Securities, dated 12/29/95, repurchase price $35,022,750
  (U.S. Treasury Notes:$35,712,510, 5.88%-6.50%, 07/31/97-08/15/97)
  35,000,000                     5.85               01/02/96          35,000,000
--------------------------------------------------------------------------------
Principal                      Interest             Maturity        Amortized
 Amount                          Rate                 Date             Cost
================================================================================
Repurchase Agreements  (continued)
UBS Securities Inc., dated 12/29/95, repurchase price $35,022,750 (U.S.
  Treasury Notes:$35,745,910, 5.13%-6.50%, 09/30/96-12/31/98)
$ 35,000,000                     5.85%              01/02/96        $ 35,000,000
Joint Repurchase Agreement Account
 411,600,000                     5.94               01/02/96         411,600,000
--------------------------------------------------------------------------------
Total Repurchase Agreements                                         $761,600,000
--------------------------------------------------------------------------------
Total Investments                                                   $927,388,046/(a)/
--------------------------------------------------------------------------------

/(a)/The amount stated also represents aggregate cost for federal income tax purposes.
The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Treasury Instruments Portfolio

December 31, 1995

--------------------------------------------------------------------------------
Principal                      Interest             Maturity        Amortized
 Amount                          Rate                 Date             Cost
================================================================================
U.S. Treasury Obligations--99.2%
United States Treasury Bills
$  4,600,000                     5.25%              01/11/96        $  4,593,298
   8,900,000                     5.30               01/11/96           8,886,897
  85,000,000                     5.30               01/11/96          84,874,979
  94,800,000                     5.34               01/11/96          94,659,512
   3,500,000                     4.29               02/08/96           3,484,169
  75,000,000                     5.38               02/15/96          74,496,094
  65,000,000                     4.96               05/02/96          63,908,524
United States Treasury Notes
  56,469,000                     9.25               01/16/96          56,545,443
  33,000,000                     4.00               01/31/96          32,966,044
  25,000,000                     4.63               02/15/96          24,989,238
  25,000,000                     7.88               02/15/96          25,084,303
  70,724,000                     4.63               02/29/96          70,650,656
  50,000,000                     7.50               02/29/96          50,178,775
 100,000,000                     9.38               04/15/96         101,140,159
  75,000,000                     7.63               04/30/96          75,526,002
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                     $771,984,093
--------------------------------------------------------------------------------
Total Investments                                                   $771,984,093/(a)/
--------------------------------------------------------------------------------

/(a)/The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Federal Portfolio

December 31, 1995

--------------------------------------------------------------------------------
Principal                      Interest             Maturity        Amortized
 Amount                          Rate                 Date             Cost
================================================================================
U.S. Government Agency Obligations--102.5%
Federal Farm Credit Bank
$ 25,000,000                     5.46%              01/26/96        $ 24,905,208
  24,000,000                     5.83/a/            01/26/96          23,998,459
   8,900,000                     5.55               02/01/96           8,857,465
 125,000,000                     5.71/b/            02/01/96         125,000,000
  15,000,000                     5.40               02/05/96          14,921,250
  15,000,000                     5.54               02/05/96          14,919,208
  20,000,000                     5.54               02/09/96          19,879,967
  10,600,000                     5.38               02/21/96          10,519,210
  24,000,000                     5.70/a/            03/21/96          23,999,180
  12,000,000                     5.32               03/22/96          11,856,360
  50,000,000                     5.62/a/            05/09/96          49,993,213
  15,000,000                     5.34               05/23/96          14,681,825
  30,000,000                     5.33               05/28/96          29,342,633
 200,000,000                     5.85/a/            09/26/96         199,872,115
  85,000,000                     5.85/a/            10/10/96          84,931,536
  45,000,000                     5.84/a/            11/08/96          44,957,351
  50,000,000                     5.60/a/            11/27/96          49,954,643
Federal Home Loan Bank
   3,500,000                     5.63               01/03/96           3,498,905
  50,000,000                     5.53               01/11/96          49,923,194
  49,635,000                     5.59               01/17/96          49,511,685
  50,000,000                     5.48               01/18/96          49,870,611
  50,000,000                     5.48               01/23/96          49,832,556
  50,000,000                     5.53               01/29/96          49,784,944
  99,495,000                     5.59               01/30/96          99,046,969
  33,500,000                     5.56               02/01/96          33,339,609
   2,400,000                     5.45               02/02/96           2,388,373
  57,000,000                     5.56               02/02/96          56,718,293
  30,000,000                     5.52               02/08/96          29,825,200
  25,000,000                     5.54               02/08/96          24,853,806
  80,000,000                     5.55               02/13/96          79,469,667
  63,185,000                     5.53               02/20/96          62,699,704
  34,500,000                     5.51               02/22/96          34,225,418
  75,000,000                     5.53               02/28/96          74,331,792
  16,415,000                     5.35               03/01/96          16,268,633
   5,300,000                     5.52               03/01/96           5,251,240
  34,300,000                     5.30               03/20/96          33,901,072
  11,950,000                     5.32               03/20/96          11,810,490
  21,300,000                     5.43               03/29/96          21,017,278
  40,000,000                     5.40               04/09/96          39,406,000
  41,155,000                     5.47               04/15/96          40,498,406
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Principal                      Interest             Maturity        Amortized
 Amount                          Rate                 Date             Cost
================================================================================
U.S. Government Agency Obligations  (continued)
Federal Home Loan Bank (continued)
 $51,710,000                     5.46%              04/22/96         $50,831,620
  32,975,000                     5.45               04/25/96          32,400,388
  38,000,000                     5.45               04/30/96          37,309,667
  35,000,000                     5.45               05/02/96          34,353,569
  39,495,000                     5.34               05/29/96          38,622,095
  45,000,000                     5.70/a/            08/05/96          44,960,246
 100,000,000                     5.59/a/            09/25/96          99,953,847
  50,000,000                     5.50/a/            01/03/97          49,953,785
Tennessee Valley Authority
  27,100,000                     5.59               01/08/96          27,070,544
  50,000,000                     5.59               01/10/96          49,930,125
  80,000,000                     5.62               01/22/96          79,737,733
  80,000,000                     5.62               01/23/96          79,725,245
  40,000,000                     5.55               02/02/96          39,802,667
  25,000,000                     5.55               02/06/96          24,861,250
  50,000,000                     5.55               02/09/96          49,699,375
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                          $2,409,275,624
--------------------------------------------------------------------------------
Total Investments                                                 $2,409,275,624/c/
--------------------------------------------------------------------------------

/a/Variable rate security--base index is one of the following:
    U.S. Treasury Bill
    One or three month LIBOR
    Federal Funds
    Prime lending rate
/b/Variable rate master note--base index is Federal Funds.
/c/The amount stated also represents aggregate cost for federal income tax purposes.
The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio

December 31, 1995

--------------------------------------------------------------------------------
Principal               Interest               Maturity              Amortized
 Amount                   Rate                   Date                  Cost
================================================================================
Alabama--6.2%
City of Birmingham, AL Medical Clinic VRDN(A-1+)
$ 7,400,000             6.10%                  01/01/96             $  7,400,000
Columbia, AL IDB PCRB 1995 Series B VRDN (Alabama
  Power Company)(A-1/MIG1)
 18,300,000             6.00                   01/01/96               18,300,000
Columbia, AL IDB PCRB Series 1995 E VRDN (Alabama
  Power Company)(A-1/MIG1)
  9,400,000             5.90                   01/01/96                9,400,000
Gadsden City, AL IDB Series 1994 for Alabama
  Power VRDN(A-1/MIG1)
  5,750,000             6.00                   01/01/96                5,750,000
Homewood, AL VRDN for Samford University (Dai-Ichi
  Kangyo LOC)(MIG1)/(b)/
 10,000,000             5.25                   01/07/96               10,000,000
Jefferson County, AL MF Hsg. for Hickory Knolls Project
  VRDN (Amsouth Bank LOC)(P-1)
  4,165,000             5.20                   01/07/96                4,165,000
Jefferson County, AL Sewer and Water RB (Bayerische
  Landesbank Girozentrale LOC)(A-1+/P-1)/(b)/
 19,300,000             5.20                   01/07/96               19,300,000
Mobile County, AL IDA PCR for M+T Chemicals VRDN
  (Bankers Trust LOC)(Aa2)
  3,000,000             5.12                   01/07/96                3,000,000
Mobile, AL IDA PCRB for Alabama Power Co.
  VRDN(A-1/MIG1)
  2,100,000             6.00                   01/01/96                2,100,000
Mobile, AL IDA PCRB for Alabama Power Series 1993 A
  VRDN(A-1/MIG1)
  8,600,000             5.00                   01/07/96                8,600,000
Parrish, AL IDA PCRB for Alabama Power
  VRDN(A-1/MIG1)
  1,650,000             6.00                   01/01/96                1,650,000
--------------------------------------------------------------------------------
                                                                    $ 89,665,000
--------------------------------------------------------------------------------
Alaska--0.4%
City of Valdez, AK Marine RB 1994 Series B
  VRDN(AAA/MIG1)
$ 5,000,000             5.90%                  01/01/96             $  5,000,000
--------------------------------------------------------------------------------
Arizona--0.8%
Salt River Project Agricultural and Power District CP(A-1+/P-1)
$10,800,000             3.80%                  01/29/96             $ 10,800,000
--------------------------------------------------------------------------------
Arkansas--0.7%
Crossett, AR PCRB for Georgia Pacific Corp. VRDN
  (Trust Company Bank LOC)(Aa3)
$ 9,500,000             5.15%                  01/07/96             $  9,500,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Principal               Interest               Maturity              Amortized
 Amount                   Rate                   Date                  Cost
================================================================================
California--7.1%
California School Cash Reserves Authority Series A(SP1+/MIG1)
$ 5,000,000             4.75%                  07/03/96             $  5,024,213
City of Fremont MF Hsg. VRDN Series 1985 D-Creekside
   Village Apartment Project (Fuji Bank LOC)(MIG1)
  4,000,000             5.55                   01/07/96                4,000,000
Los Angeles County TRANS (Bank of America/Credit Suisse/
   Morgan Guaranty Trust Co./Swiss Bank Corp./UBS/
   Westdeutsche Landesbank Girozentrale LOC)(SP-1/MIG1)
 47,190,000             4.50                   07/01/96               47,345,859
Los Angeles County, VRDN MF Hsg. for Valencia Village
   Series 1994 C (Industrial Bank of Japan LOC)(A-1+)
  5,800,000             5.35                   01/07/96                5,800,000
State of California RAWS Series C (Bank of America/Banque
  Nationale de Paris/Bank of Nova Scotia/Chemical/CIBC/
  Citibank/Morgan Guaranty Trust Co./Credit Suisse/National
  Westminster Bank/Societe General/Swiss Bank Corp./
  Sumitomo Bank Ltd./Toronto Dominion Bank /Westdeutsche
  Landesbank Girozentrale LOC)(A-1/MIG1)
 40,000,000             5.75                   04/25/96               40,130,304
--------------------------------------------------------------------------------
                                                                    $102,300,376
--------------------------------------------------------------------------------
Colorado--0.3%
Colorado Student Obligation Bond Authority Series 1990 C
  VRDN (Fuji Bank LOC)(MIG1)
$ 4,900,000             5.35%                  01/07/96             $  4,900,000
--------------------------------------------------------------------------------
Connecticut--1.0%
State of Connecticut GO VRDN Economic Recovery Notes Series B
  (A-1+/MIG1)
$   600,000             5.10%                  01/07/96             $    600,000
State of Connecticut Series 1993 Unemployment RB VRDN
  (Mitsubishi Bank LOC)(A-1+/MIG1)/(b)/
 14,410,000             5.40                   01/07/96               14,410,000
--------------------------------------------------------------------------------
                                                                    $ 15,010,000
--------------------------------------------------------------------------------
District of Columbia--0.9%
District of Columbia VRDN ACES-Series 1988 B-E
  Georgetown University(A-1+/MIG1)
$ 1,500,000             5.65%                  01/07/96             $  1,500,000
  3,875,000             5.65                   01/07/96                3,875,000
  1,100,000             5.65                   01/07/96                1,100,000
HFA MF Hsg. for Mclean Gardens South Apartments VRDN
  (Sumitomo Bank LOC)(MIG1)
  7,000,000             5.30                   01/07/96                7,000,000
--------------------------------------------------------------------------------
                                                                    $ 13,475,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)

December 31, 1995

--------------------------------------------------------------------------------
Principal               Interest               Maturity              Amortized
 Amount                   Rate                   Date                  Cost
================================================================================
Florida--3.8%
Brevard County, FL IDA for Lockheed Space Company Project
  VRDN (Bankers Trust LOC)(Aa2)
$ 4,000,000             5.25%                  01/07/96             $  4,000,000
City of Jacksonville, FL CP Notes Series A(A-1/P-1)
  3,000,000             3.55                   02/07/96                3,000,000
Florida Local Government Pooled CP Notes (First Union
  National Bank of Florida LOC)(A-1+/P-1)
  5,000,000             3.75                   01/30/96                5,000,000
  2,145,000             3.75                   01/31/96                2,145,000
 13,352,735             3.65                   02/13/96               13,352,735
Orange County, FL Health Facilities Authority CP (MBIA)(A-1/MIG1)
  1,500,000             3.55                   01/26/96                1,500,000
  1,500,000             3.50                   01/31/96                1,500,000
 10,000,000             3.65                   01/31/96               10,000,000
  1,200,000             3.55                   02/07/96                1,200,000
Putnam County Development Authority for Seminole Electric H-1
  VRDN (CFC)(A-1/MIG1) /(b)/
 13,050,000             4.65                   01/07/96               13,050,000
--------------------------------------------------------------------------------
                                                                    $ 54,747,735
--------------------------------------------------------------------------------
Georgia--15.5%
Albany Dougherty, GA PCRB for Philip Morris Company
  VRDN(A-1/P-1)
$ 8,400,000             5.15%                  01/07/96             $  8,400,000
Albany Dougherty, GA PCRB Series 1991 for Georgia Power Co.
  VRDN(A-1/P-1)
  2,120,000             5.15                   01/07/96                2,120,000
Burke County, GA PCR for Georgia Power Co. VRDN(A-1+/MIG1)
 32,985,000             6.00                   01/01/96/(b)/          32,985,000
  8,800,000             6.10                   01/01/96                8,800,000
 12,425,000             5.15                   01/07/96               12,425,000
Burke County, GA PCRB for Georgia Power Company Vogtle
  Project VRDN(A-1/MIG1)
  1,300,000             6.00                   01/01/96                1,300,000
Cobb County, GA Institute of Nuclear Power Operations Inc.
  for Georgia Power Co. VRDN(Aa3)
  4,590,000             5.15                   01/07/96                4,590,000
Cobb County, GA Power Operations Inc. VRDN (Trust
  Company Bank)(AA-)
  2,330,000             5.15                   01/07/96                2,330,000
Columbus, GA Hospital Authority for St.
  Francis Hospital Project Series 1994 VRDN (Trust
  Company Bank LOC)(MIG1)/(b)/
  7,750,000             5.15                   01/07/96                7,750,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Principal               Interest               Maturity              Amortized
 Amount                   Rate                   Date                  Cost
================================================================================
Georgia (continued)
Dekalb County GA, IDA for Siemens Energy and Automation Inc.
  VRDN(P-1)
$ 3,750,000             5.20%                  01/07/96             $  3,750,000
Fulco, GA Hospital Authority for Piedmont Hospital VRDN
  (Trust Company Bank LOC)(A-1+)/(a)/
  5,815,000             5.15                   01/07/96                5,815,000
Henry County, GA IDA PCRB for Georgia Pacific Corp. VRDN
  (Trust Company Bank LOC)(Aa3)
  4,000,000             5.15                   01/07/96                4,000,000
Monroe County, GA for Georgia Power Co. VRDN(A-1/MIG1)
  2,400,000             6.00                   01/01/96                2,400,000
Municipal Electric Authority of Georgia 1994 Series E
  (A-1/MIG1)
 13,000,000             3.80                   01/03/96               13,000,000
 20,000,000             5.15                   01/03/96               20,000,000
Municipal Electric Authority of Georgia Short Term BANS
  CP(A-1+/P-1)
 12,000,000             3.85                   01/03/96               12,000,000
 10,000,000             5.25                   01/03/96               10,000,000
  8,000,000             3.80                   01/10/96                8,000,000
  4,000,000             3.85                   01/10/96                4,000,000
  7,830,000             4.05                   01/10/96                7,830,000
 13,920,000             4.55                   01/10/96               13,920,000
 19,150,000             4.00                   01/18/96               19,150,000
Municipal Electric Authority of Georgia Short Term BANS CP
  Series 1994 C (A-1/MIG1)
  7,000,000             3.80                   01/03/96                7,000,000
Municipal Electric Authority of Georgia Subordinate General
  Resolution Series C (A-1+/P-1)
  2,900,000             3.80                   01/10/96                2,900,000
  4,200,000             4.90                   03/04/96                4,204,421
Savannah, GA Economic Development Authority PCR for
  Savannah Electric & Power VRDN(A-1/MIG1)
  4,085,000             5.15                   01/07/96                4,085,000
--------------------------------------------------------------------------------
                                                                    $222,754,421
--------------------------------------------------------------------------------
Hawaii--0.2%
Hawaii Housing Finance and Development Authority VRDN
  (Federal Home Loan Bank)(A-1+)
$ 2,200,000             5.15%                  01/07/96             $  2,200,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)

December 31, 1995

--------------------------------------------------------------------------------
Principal               Interest               Maturity              Amortized
 Amount                   Rate                   Date                  Cost
================================================================================
Illinois--5.5%
Belleville, IL IDA for Weyerhaeuser Company Series 1993
  VRDN(A-1)
$ 1,800,000             5.20%                  01/07/96             $  1,800,000
Illinois Health Facilities Authority Series 1993 Resurrection
  Healthcare System VRDN(A-1/MIG1)
 19,100,000             6.10                   01/01/96               19,100,000
 13,200,000             5.20                   01/07/96               13,200,000
Illinois Health Facilities Authority VRDN Series 1985 C and D
  Revolving Fund Pooled Finance Program (First National
  Bank of Chicago LOC)(A-1/MIG1)
 20,800,000             5.20                   01/07/96               20,800,000
Illinois Health Facility Authority VRDN for Elmhurst
Memorial Hospital(MIG1)
  7,710,000             6.50                   01/01/96                7,710,000
Joliet Regional Port Authority for Exxon Corp. VRDN(A-1+/P-1)
  3,300,000             5.90                   01/01/96                3,300,000
Sauget Village of IL PCRB VRDN Series 1993(P-1)
  9,335,000             5.10                   01/07/96                9,335,000
Springfield, IL for Springfield Memorial Hospital VRDN
  (Kredietbank LOC)(MIG-1)
  4,130,000             5.60                   01/07/96                4,130,000
--------------------------------------------------------------------------------
                                                                    $ 79,375,000
--------------------------------------------------------------------------------
Indiana--3.6%
Fort Wayne Parkview Memorial Hospital VRDN
  Series 1985 B,C & D (Fuji Bank LOC)(MIG-1)
$ 7,655,000             5.60%                  01/07/96             $  7,655,000
 12,500,000             5.60                   01/07/96(a)            12,500,000
Gary, IN CP Notes for U.S. Steel Corp. (Norinchukin Bank LOC)
  (A-1+/P-1)
 20,000,000             4.05                   01/31/96               20,000,000
Indiana Health Facility for Methodist Hospital VRDN
  (A-1+/MIG1)/(a)/
  6,000,000             5.15                   01/07/96                6,000,000
Indiana Hospital Equipment Financing Authority VRDN
  Series 1985 A (MBIA)(A-1/MIG1)
  1,175,000             5.60                   01/07/96                1,175,000
Schereville Economic Development VRDN Series 1983 Avery
  International Corp. Project (Bankers Trust LOC)(Aa2)
  4,000,000             5.13                   01/07/96                4,000,000
--------------------------------------------------------------------------------
                                                                    $ 51,330,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Principal               Interest               Maturity              Amortized
 Amount                   Rate                   Date                  Cost
================================================================================
Iowa--1.5%
Louisa County, IA PCRB for Midwest Power Systems
  VRDN(A-1/MIG1)/(b)/
$ 15,000,000            5.25%                  01/07/96             $ 15,000,000
Muscatine County, IA for Monsanto Corp. VRDN(P-1)
  1,000,000             5.15                   01/07/96                1,000,000
Salix, IA PCRB for Midwest Power Systems Inc. VRDN
  (A-1/MIG-1)/(a)/
  5,000,000             5.05                   01/07/96                5,000,000
--------------------------------------------------------------------------------
                                                                    $ 21,000,000
--------------------------------------------------------------------------------
Kentucky--2.1%
City of Calvert, KY Air Products and Chemicals Inc. Project
  VRDN(A-1)
$ 1,000,000             5.15%                  01/07/96             $  1,000,000
Mason County, KY Variable/Fixed Rate PCRB Pooled for East
  Kentucky Power Facility VRDN (CFC)(A-1+/Aa3)
 28,650,000             4.65                   01/07/96               28,650,000
--------------------------------------------------------------------------------
                                                                     $29,650,000
--------------------------------------------------------------------------------
Louisiana--0.4%
Parish of Iberville, LA Air Products and Chemicals Inc. Project
  VRDN(A-1)
$ 6,200,000             5.15%                  01/07/96             $  6,200,000
--------------------------------------------------------------------------------
Maryland--0.4%
City of Frederick, MD GO Bond VRDN (Fuji Bank LOC)(A-1/MIG1)
$ 5,200,000             5.25%                  01/07/96             $  5,200,000
--------------------------------------------------------------------------------
Massachusetts--3.3%
Massachusetts GO Bonds(SP-1/MIG1)
$35,000,000             4.25%                  06/12/96             $ 35,089,650
Massachusetts State Health and Education Facility Authority
  RB, Capital Asset Program Series G-1 (MBIA)(A-1+)/(a)/
 13,000,000             5.15                   01/07/96               13,000,000
--------------------------------------------------------------------------------
                                                                    $ 48,089,650
--------------------------------------------------------------------------------
Michigan--1.2%
Becker, MI for Northern State Power CP Notes(A-1+/P-1)
$ 6,700,000             3.80%                  01/30/96             $  6,700,000
Michigan Job Development Authority for Mazda Motor
  Manufacturing VRDN (Sumitomo Bank Ltd., LOC)(MIG1)
 11,100,000             5.25                   01/07/96               11,100,000
--------------------------------------------------------------------------------
                                                                    $ 17,800,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)

December 31, 1995

--------------------------------------------------------------------------------
Principal               Interest               Maturity              Amortized
 Amount                   Rate                   Date                  Cost
================================================================================
Minnesota--0.5%
White Bear Lake, MN IDA for Weyerhaeuser Company
  Series 1993 VRDN(A-1)
$ 6,800,000             5.20%                  01/07/96             $  6,800,000
--------------------------------------------------------------------------------
Missouri--0.6%
Kansas City Cloversett IDA MF Hsg. RB Series 1988 VRDN
  (Boatmen's Bank of Kansas City LOC)(A-1+)
$ 8,790,000             5.50%                  01/07/96             $  8,790,000
--------------------------------------------------------------------------------
Montana--1.2%
City of Forsyth, Rosebud County, MT PCR Series 1988 for
  Pacificorp (Industrial Bank of Japan LOC)(A-1/P-1)
$ 8,000,000             4.00%                  01/12/96             $  8,000,000
  8,000,000             3.70                   01/11/96                8,000,000
Montana State Board of Investments VRDN Payroll Tax
  Bonds(A/MIG1)
  1,000,000             5.25                   01/07/96                1,000,000
--------------------------------------------------------------------------------
                                                                    $ 17,000,000
--------------------------------------------------------------------------------
Nebraska--0.3%
Lancaster County, NE IDA for AS Mid-America Project
  VRDN (Heller Financial GTD)(A-1)
$ 4,200,000             5.30%                  01/07/96             $  4,200,000
--------------------------------------------------------------------------------
Nevada--0.1%
Clark County for Nevada Airport System VRDN (MBIA)
  (A-1+/MIG1)/(a)/
$ 1,000,000             5.15%                  01/07/96             $  1,000,000
--------------------------------------------------------------------------------
New York--11.2%
Greatneck North Water Authority, NY Water System RB
  Series 1993 A VRDN (FGIC)(A-1+/MIG1)
$ 1,500,000             4.90%                  01/07/96             $  1,500,000
New York City GO Bonds VRDN (FGIC)(A-1+/MIG1)
 19,350,000             5.00                   01/01/96               19,350,000
New York City GO Bonds VRDN (Union Bank of Switzerland
  LOC)(A-1/MIG-1)
  3,800,000             5.00                   01/01/96                3,800,000
 18,800,000             5.05                   01/01/96               18,800,000
New York City RANS (SP1+/MIG1)
 83,010,000             4.50                   04/11/96               83,156,491
New York City RANS Series B (CIBC/Chemical Bank/
  Citibank/Commerz Bank/Morgan Guaranty Trust Co./
  Union Bank of Switzerland LOC)(SP1+/MIG1)
 14,900,000             4.75                   06/28/96               14,973,013
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Principal               Interest               Maturity              Amortized
 Amount                   Rate                   Date                  Cost
================================================================================
New York  (continued)
New York City Water Finance Authority Water & Sewer
  System RB (FGIC)(AAA/MIG1)
$ 8,200,000             5.50%                  01/01/96             $  8,200,000
New York State Local Government Series G VRDN
  (National Westminster Bank LOC)(A-1+/MIG1)
  1,800,000             4.90                   01/07/96                1,800,000
New York State Triborough Bridge and Tunnel Authority
  VRDN (FGIC)(A-1+/MIG1)(a)
 10,000,000             4.90                   01/01/96               10,000,000
--------------------------------------------------------------------------------
                                                                    $161,579,504
--------------------------------------------------------------------------------
North Carolina--4.4%
North Carolina Eastern Municipal Power Agency TECP
  (Industrial Bank of Japan LOC)(A-1+/P-1)
$ 5,000,000             3.65%                  02/13/96             $  5,000,000
  2,718,000             3.80                   02/21/96                2,718,000
Rockingham County, NC IDA PCRB for Philip Morris
  Company VRDN(A-1/P-1)
  3,960,000             5.15                   01/07/96                3,960,000
Wake County, NC PCR for Carolina Power & Light
  (Fuji Bank LOC)(A-1/P-1)
  1,100,000             4.05                   01/17/96                1,100,000
  4,300,000             3.75                   01/30/96                4,300,000
 15,900,000             3.80                   02/07/96               15,900,000
  1,800,000             3.85                   02/14/96                1,800,000
 25,000,000             3.75                   03/07/96               25,000,000
  4,000,000             3.75                   03/08/96                4,000,000
--------------------------------------------------------------------------------
                                                                    $ 63,778,000
--------------------------------------------------------------------------------
Ohio--1.2%
City of Columbus, OH Electric System Series 1984 VRDN
  (Dai Ichi Kangyo Bank Ltd., NY LOC)(MIG1)
$11,480,000             3.90%                  01/01/96             $ 11,480,000
Cleveland-Cuyahoga County Port Authority, OH Rock & Roll
  Hall of Fame VRDN (Credit Local de France LOC)(A-1+)
  6,000,000             5.15                   01/07/96                6,000,000
--------------------------------------------------------------------------------
                                                                     $17,480,000
--------------------------------------------------------------------------------
Oklahoma--1.8%
Tulsa, OK IDA for St. Johns Medical Center Series 1987 B
  VRDN(A-1+/MIG1)
$12,775,000             5.13%                  01/07/96             $ 12,775,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)

December 31, 1995

--------------------------------------------------------------------------------
Principal               Interest               Maturity              Amortized
 Amount                   Rate                   Date                  Cost
================================================================================
Oklahoma  (continued)
Tulsa, OK IDA for University of Tulsa Project VRDN
  (Fuji Bank LOC)(MIG1)
$13,100,000               5.25%                 01/07/96           $ 13,100,000
--------------------------------------------------------------------------------
                                                                   $ 25,875,000
--------------------------------------------------------------------------------
Oregon--1.7%
Lane County, OR PCRB Series 1994 Weyerhaeuser Company
  VRDN(A-1)
$ 6,500,000               5.20%                 01/07/96           $  6,500,000
Portland, OR for Columbia Grain Inc. Project VRDN
  (Fuji Bank/Bank of Tokyo LOC)(MIG1)
 17,650,000               5.25                  01/07/96             17,650,000
--------------------------------------------------------------------------------
                                                                   $ 24,150,000
--------------------------------------------------------------------------------
Pennsylvania--3.5%
Allegheny County, PA IDA PCRB Series 1985 for U.S. Steel
  Corp. (Norinchukin Bank LOC)(A-1+/P-1)
$16,600,000               3.90%                 01/22/96           $ 16,600,000
 20,200,000               3.80                  01/23/96             20,200,000
 13,200,000               4.05                  01/30/96             13,200,000
--------------------------------------------------------------------------------
                                                                   $ 50,000,000
--------------------------------------------------------------------------------
Puerto Rico--0.0%
Puerto Rico Government Development Bank VRDN(A-1/MIG1)
$   700,000               4.50%                 01/07/96           $    700,000
--------------------------------------------------------------------------------
South Carolina--1.1%
York County Floating/Fixed Rate PCRB Pooled Series 1984-North
  Carolina Electric Membership Corp. VRDN (CFC)(A-1+/P-1)
$11,500,000               4.65%                 01/07/96           $ 11,500,000
York County, SC for Duke Power Co.(A-1+/MIG1)
  5,000,000               3.55                  01/30/96              5,000,000
--------------------------------------------------------------------------------
                                                                   $ 16,500,000
--------------------------------------------------------------------------------
Texas--13.2%
Belton, TX IDRB for H.E. Butt Grocery Project VRDN
  (Texas Commerce Bank LOC)(P-1)
$ 4,600,000               5.35%                 01/07/96           $  4,600,000
Brazos River Authority IDA VRDN for Monsanto Company(P-1)
 10,200,000               5.10                  01/07/96             10,200,000
Brazos River Authority PCR Series 1994 for Monsanto Company(P-1)
  6,100,000               5.10                  01/07/96              6,100,000
City of Houston, TX CP Notes Series A(A-1+/P-1)
  6,000,000               3.75                  02/28/96              6,000,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Principal               Interest               Maturity              Amortized
 Amount                   Rate                   Date                  Cost
================================================================================
Texas (continued)
Gulf Coast Waste Disposal Authority PCRB for Amoco Corp.
  (A-1+/MIG1)
$ 3,850,000               5.90%                 01/01/96           $  3,850,000
Gulf Coast Waste Disposal Authority PCRB for Monsanto
  Company VRDN(A-1/P-1)
  7,925,000               5.10                  01/07/96              7,925,000
Lower Colorado River Authority CP Program(A-1+/P-1)
  4,400,000               3.80                  02/14/96              4,400,000
 10,000,000               3.75                  03/29/96             10,000,000
Nueces River IDA PCRB UPDATE Series 1984-San Miguel
  Electric (CFC)(A-1+/MIG1)
 25,700,000               3.80                  01/10/96             25,700,000
 25,000,000               3.80                  01/11/96             25,000,000
San Antonio, TX Electric & Gas Systems CP Notes Series A
  (A-1+/P-1)
 12,800,000               3.45                  02/07/96             12,800,000
State of Texas TRANS CP Notes(A-1+/P-1)
 15,000,000               3.70                  03/15/96             15,000,000
 12,000,000               3.65                  08/20/96             12,000,000
State of Texas TRANS Series A(SP1+/MIG1)
 33,000,000               4.75                  08/30/96             33,211,775
Texas A&M University Board of Regents Series B(A-1+/MIG1)
  3,600,000               3.55                  02/07/96              3,600,000
  3,200,000               3.75                  02/07/96              3,200,000
Texas Public Finance Authority Tax-Exempt CP Revenue Notes
  Series B (A-1+/P-1)
  7,200,000               3.75                  02/07/96              7,200,000
--------------------------------------------------------------------------------
                                                                   $190,786,775
--------------------------------------------------------------------------------
Utah--0.2%
Carbon County, UT PCRB Series 1994 VRDN for Pacificorp.
  (AMBAC)(A-1/MIG1)
$ 3,365,000               5.90%                 01/01/96           $  3,365,000
--------------------------------------------------------------------------------
Virginia--4.3%
IDA Chesapeake PCRB Series 1985 for Virginia Electric & Power
  Co.(A-1/P-1)
$22,000,000               3.50%                 02/09/96           $ 22,000,000
IDA of Louisa PCRB Series 1984-Virginia Electric & Power Co.
  Project(A-1/P-1)
  4,000,000               4.35                 01/16/96               4,000,000
  2,500,000               4.35                 01/17/96               2,500,000
  4,000,000               3.75                 01/24/96               4,000,000
  4,000,000               3.90                 01/25/96               4,000,000
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)

December 31, 1995

----------------------------------------------------------------------------------
Principal               Interest               Maturity              Amortized
 Amount                   Rate                   Date                  Cost
==================================================================================
Virginia  (continued)
IDA of Louisa PCRB Series 1984-Virginia Electric & Power Co.
  Project(A-1/P-1) (continued)
$ 4,000,000               3.65%                 01/30/96       $    4,000,000
  4,000,000               3.75                  01/31/96            4,000,000
  4,000,000               3.75                  02/21/96            4,000,000
  4,000,000               3.80                  02/26/96            4,000,000
  1,500,000               3.75                  02/27/96            1,500,000
IDA of Louisa PCRB Series 1987-Virginia Electric & Power Co.
  Project(A-1/P-1)
  1,300,000               3.50                  02/09/96            1,300,000
Roanoke, VA IDA Hospital RB for Roanoke Memorial Hospital
  Project A VRDN(A-1+)
    400,000               5.10                  01/07/96              400,000
Spotsylvania, VA IDA for Carlisle Corporation (Trust Company
  Bank LOC)(Aa3)
  6,500,000               5.15                  01/07/96            6,500,000
----------------------------------------------------------------------------------
                                                               $   62,200,000
----------------------------------------------------------------------------------
Washington--2.5%
Port of Grays Harbor, WA IDA for Weyerhaeuser Project
  Series 1992 VRDN(A-1)
$ 6,850,000               5.20%                 01/07/96       $    6,850,000
Union Gap City IDA for Weyerhaeuser Project Series 1992
  VRDN(A-1)
  1,600,000               5.20                  01/07/96            1,600,000
Washington Public Power Supply Project Electric RB VRDN
  (Industrial Bank of Japan LOC)(A-1/MIG1)
 27,885,000               5.35                  01/07/96           27,885,000
----------------------------------------------------------------------------------
                                                               $   36,335,000
----------------------------------------------------------------------------------
Wyoming--1.3%
Kemmerer, WY PCRB Series 1984 for Exxon Project VRDN(A-1+)
$ 4,600,000               5.90%                 01/01/96       $    4,600,000
Pacificorp for Sweetwater County PCRB Series 1990 A VRDN
  (Credit Suisse LOC)(MIG)
  9,000,000               5.25                  01/07/96/(a)/       9,000,000
  1,200,000               5.25                  01/07/96            1,200,000
  4,335,000               3.75                  01/30/96            4,335,000
----------------------------------------------------------------------------------
                                                               $   19,135,000
----------------------------------------------------------------------------------
Total Investments                                              $1,498,671,461/(c)/
==================================================================================

--------------------------------------------------------------------------------

================================================================================
/(a)/ When-issued securities.
/(b)/ Portions of these securities are being segregated for when-issued securities.
/(c)/ The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt California Portfolio

December 31, 1995

--------------------------------------------------------------------------------
Principal               Interest               Maturity              Amortized
 Amount                   Rate                   Date                  Cost
================================================================================
California--92.1%
Anaheim City, CA Electric RANS Tax Exempt CP Notes(A-1+/P-1)
$ 4,300,000               3.65%                 03/15/96            $ 4,300,000
California Health Facility Finance Authority RB Series 1990 A
  VRDN (Rabobank Nederland LOC)(A-1+/MIG1)
  8,400,000               4.95                  01/07/96              8,400,000
California PCRB for Pacific Gas & Electric (Banque Nationale
  de Paris LOC)(A-1/P-1)
  6,000,000               3.40                  02/09/96              6,000,000
California School Cash Reserve Program Authority TRANS
  Series A (MBIA)(SP-1+/MIG1)
  5,000,000               4.75                  07/03/96              5,024,213
California School Cash Reserve Program Authority TRANS
  Series B (MBIA)(SP-1+/MIG1)
  4,000,000               4.50                  12/20/96              4,026,070
California State Department Water Resources CP Notes Series 1
  (A-1+/P-1)
  9,500,000               3.55                  01/25/96              9,500,000
California State Kaiser Foundations Hospital VRDN(A-1+/MIG1)
  5,000,000               4.90                  01/07/96              5,000,000
California Statewide Communities Development Authority for Irvine
  Apartment Communities RB Subordinate Series A-3 VRDN(A-1+)
 32,900,000               4.90                  01/07/96             32,900,000
City of Fremont MF Hsg. VRDN Series 1985 D-Creekside Village
  Apartment Project (Fuji Bank LOC)(MIG1)
  8,100,000               5.55                  01/07/96              8,100,000
City of Irwindale IDRB Series 1984 Toys-R-Us VRDN (Bankers
  Trust LOC)(Aa2)
  2,000,000               5.13                  01/07/96              2,000,000
City of Los Angeles, VRDN MF Hsg. Museum Terrace-84H
  (Bank of America LOC)(MIG1)
  3,500,000               4.55                  01/07/96              3,500,000
City of Newport Beach Floating/Fixed Rate Health Facilities
  Memorial Hospital Facility VRDN(A-1/MIG1)
  7,130,000               5.90                  01/01/96              7,130,000
City of San Diego, CA MF Hsg. for Lacima Apartments VRDN
  (Citibank LOC)(MIG1)
 13,630,000               4.80                  01/07/96             13,630,000
City of San Diego, CA MF Hsg. for Nobel Court Apartment
  VRDN (Citibank LOC)(MIG1)
  8,160,000               4.80                  01/07/96              8,160,000
Contra Costa, CA MF Hsg. for Lakeshore Apartments VRDN
  (FNMA)(A-1+)
  4,800,000               5.00                  01/07/96              4,800,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal               Interest               Maturity              Amortized
 Amount                   Rate                   Date                  Cost
================================================================================
California (continued)
East Bay Municipal Utility District California Water and Waste
  (A-1+/P-1)
$ 7,150,000               3.60%                 02/13/96            $ 7,150,000
Huntington Beach City Monthly MF Hsg. VRDN Series 1985 A
  (Bank of America LOC)(MIG1)
  7,600,000               4.00                  01/01/96              7,600,000
Los Angeles, California Transportation CP Notes (ABN AMRO
  Bank/Bank of California/Banque Nationale de Paris/
  CIBC/National Westminster Bank LOC)(A-1+/P-1)
  9,400,000               3.70                  03/07/96              9,400,000
Los Angeles County Metro Transportation Authority (MBIA)
  (A-1+/MIG1)
  4,595,000               5.00                  01/07/96              4,595,000
Los Angeles County Metro Transportation Authority VRDN
  (MBIA)(MIG1)
 10,000,000               5.00                  04/25/96             10,037,682
Los Angeles County MF Hsg. for Canyon Country Villas VRDN
  (Industrial Bank of Japan LOC)(MIG1)
 16,000,000               5.35                  01/07/96             16,000,000
Los Angeles County, CA TRANS (Bank of America/Credit
  Suisse/Morgan Guaranty Trust Co./Swiss Bank Corp./
  UBS/Westdeutsche Landesbank Girozentrale LOC)(SP-1/MIG1)
 18,460,000               4.50                  07/01/96             18,520,281
Los Angeles County, VRDN MF Hsg. for Valencia Village
  Series 1994 C (Industrial Bank of Japan LOC)(A-1+)
 14,100,000               5.35                  01/07/96             14,100,000
Orange County Seaside Meadows VRDN (Fuji Bank LOC)
  (A-1/MIG1)
 24,000,000               5.80                  01/07/96             24,000,000
Pomona Public Financing Authority VRDN (Sumitomo Bank
  Ltd., LOC)(SP-1+)
  2,200,000               5.25                  01/07/96              2,200,000
Porterville Union High School District, Tulare City School
  District, Tulare Joint Union High School District VRDN COP
  (Bank of California LOC)(MIG1)
  5,000,000               5.45                  01/07/96              5,000,000
Sacramento County 1990 COP Admin-Center Courthouse Project
  VRDN (Union Bank of Switzerland LOC)(A-1+/MIG1)
    500,000               4.75                  01/07/96                500,000
San Bernadino County VRDN-Woodview Apartments Series 1985
  (Bank of America LOC)(MIG1)
  1,200,000               5.00                  01/07/96              1,200,000
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt California Portfolio (continued)

December 31, 1995

--------------------------------------------------------------------------------
Principal               Interest               Maturity            Amortized
 Amount                   Rate                   Date                Cost
================================================================================
California  (continued)
San Diego County, CA MF Hsg. for Country Hills VRDN
  (FNMA)(A-1+)
$10,400,000               5.00%                 01/07/96       $ 10,400,000
San Diego Lus Mer Masa VRDN (Bank of America LOC)(MIG1)
  4,900,000               5.00                  01/07/96          4,900,000
San Diego Regional Transportation Commission 2nd Senior
  Sales Tax RB 1992 Series A (FGIC)(AAA/Aaa)
  7,700,000               4.00                  04/01/96          7,710,829
San Diego, CA IDR Series 1995 B for San Diego Gas and Electric
  (A-1/MIG1)
  2,700,000               3.60                  01/30/96          2,700,000
  1,000,000               3.70                  01/19/96          1,000,000
San Leandro California MF Hsg. VRDN Series 1985 B- Haas
  Avenue Apartments (Bank of America LOC)(MIG1)
  3,900,000               4.80                  01/07/96          3,900,000
Southern California Public Power Authority VRDN
  (Swiss Bank LOC)(A-1+/MIG1)
 13,000,000               4.75                  01/07/96         13,000,000
State of California RAWS Series C (Bank of America/Banque
  Nationale de Paris/Bank of Nova Scotia/Chemical Bank/
  CIBC/Citibank/Morgan Guaranty Trust Co./Credit Suisse/
  National Westminster Bank/Societe General/Swiss Bank
  Corp./Sumitomo Bank Ltd./Toronto Dominion Bank/
  Westdeutsche Landesbank Girozentrale LOC)(SP-1/MIG1)
 30,190,000               5.75                  04/25/96         30,311,082
Ventura County, CA for Triurfo Sanitation District VRDN
  (Banque Nationale de Paris LOC)(A-1+)
  2,500,000               5.15                  01/07/96          2,500,000
--------------------------------------------------------------------------------
                                                               $319,195,157
--------------------------------------------------------------------------------
Puerto Rico--7.4%
Puerto Rico Government Development Bank CP Notes(A-1+)
$ 4,000,000               3.70%                 01/23/96       $  4,000,000
 10,000,000               3.35                  02/08/96         10,000,000
 11,700,000               3.65                  03/08/96         11,700,000
--------------------------------------------------------------------------------
                                                               $ 25,700,000
--------------------------------------------------------------------------------
Total Investments                                              $344,895,157/(a)/
================================================================================

--------------------------------------------------------------------------------

================================================================================
/(a)/The amount stated also represents aggregate cost for federal income tax purposes.
 .
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt New York Portfolio
December 31, 1995

--------------------------------------------------------------------------------
Principal                     Interest              Maturity           Amortized
 Amount                         Rate                  Date                Cost
================================================================================
New York--94.9%
City of Yonkers IDA Series 1991 Civic Facility VRDN
 (Industrial Bank of Japan LOC)(MIG1)
 $5,600,000                     5.30%               01/07/96        $  5,600,000
IDA Civic Facility RB, Cold Spring Harbor Labs Series 1989
 VRDN (Morgan Guaranty Trust Co.)(A-1+)
  2,200,000                     6.00                01/01/96           2,200,000
Metropolitan Transportation Authority Commuter Facility
 VRDN Series 1991 (Morgan Guaranty & Trust Co./Mitsubishi
 Bank/Bank of Tokyo LOC)(A-1+/MIG1)
  3,400,000                     5.00                01/07/96           3,400,000
Nassau County RANS (SP-1)
  3,500,000                     4.25                03/15/96           3,503,450
Nassau County, GO Refunding Bond Import Series 1993 H
 (MBIA)(AAA/Aaa)
  1,585,000                     3.80                06/15/96           1,586,052
New York City GO Bonds VRDN (Dai Ichi Kangyo Bank Ltd.,
 New York LOC)(A-1/MIG1)
  3,700,000                     5.05                01/01/96           3,700,000
New York City GO Bonds VRDN (Norinchunkin Bank LOC)
 (A-1+/MIG1)
  1,700,000                     5.05                01/01/96           1,700,000
New York City Housing Development Corp. MF Hsg. for York
 Avenue Development VRDN (Chemical Bank LOC) (AMT)(A-1)
  2,000,000                     5.00                01/07/96           2,000,000
New York City IDA for Columbia Grammar Prep School VRDN
 (Chemical Bank LOC)(A-1+)
  2,500,000                     4.90                01/07/96           2,500,000
New York City IDA-Civic Facility RB, 1989 National Audubon
 Society, Inc. VRDN (Swiss Bank Corp. LOC)(A-1+)
  4,000,000                     5.90                01/01/96           4,000,000
New York City Muncipal Water and Sewer Finance Authority
 VRDN (FGIC)(AAA/MIG1)
  2,600,000                     5.50                01/01/96           2,600,000
New York City Municipal Water Finance Authority
 (Credit Suisse LOC)(A-1+/P-1)
  2,300,000                     3.75                01/26/96           2,300,000
  3,000,000                     3.75                01/30/96           3,000,000
New York City RANS (SP-1+/MIG1)
  5,000,000                     4.50                04/11/96           5,009,401
New York City Trust for Cultural Resources American Museum
 of Natural History Adjustable Rate TRB VRDN(MIG1)
  3,200,000                     4.90                01/07/96           3,200,000
New York Medicare Facility for Childrens Hospital of Buffalo
 VRDN (Barclays Bank LOC)(MIG1)
  2,100,000                     5.00                01/07/96           2,100,000
New York State CP Series Q(A-1/P-1)
  5,900,000                     3.75                01/16/96           5,900,000
  3,000,000                     3.75                01/23/96           3,000,000
New York State Dormitory Authority RB, Series 1990 B
 Cornell University VRDN(A-1+/MIG1)
  4,300,000                     5.90                01/01/96           4,300,000
New York State Energy and Research Development Authority
 for Long Island Lighting Co. (Deutsche Bank LOC)(MIG1)
  2,000,000                     4.70                03/01/96           2,000,000
New York State Energy Research & Development Authority
 for Long Island Lighting Co. VRDN (Toronto Dominion
 Bank LOC) (AMT)(MIG1)
  3,000,000                     5.00                01/07/96           3,000,000
New York State Energy Research & Development Authority
 PCRB Rochester Series 1984 G and E (P-1)
  2,100,000                     3.55                01/01/96           2,100,000
New York State Energy Research and Development Authority
 PCRB Series A & B- Central Hudson Gas & Electric VRDN
 (Deutsche Bank LOC)(Aa2)
  1,300,000                     4.90                01/07/96           1,300,000
New York State Local Government Series B (Bank of Nova
 Scotia LOC)(A-1+/MIG1)
  6,800,000                     4.95                01/07/96           6,800,000
New York State Local Government Series C (Landesbank
 Hessen-Thueringen Girozentrale LOC)(A-1+/MIG1)
  1,400,000                     4.85                01/07/96           1,400,000
New York State Local Government Series G (National
 Westminster Bank LOC)(A-1+/MIG1)
  2,200,000                     4.90                01/07/96           2,200,000
New York State PCR for Rockland County VRDN (AMBAC)
 (A-1+/MIG1)
  4,300,000                     4.90                01/07/96           4,300,000
New York State Research & Development PCRB Series D
 for New York State Electric and Gas (United Bank of
 Switzerland LOC)(A-1+/MIG1)
  6,000,000                     6.00                01/01/96           6,000,000
New York State Rochester Gas and Electric (Credit Suisse LOC)
 (A-1+/P-1)
  1,500,000                     3.75                11/15/96           1,500,000

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
ILA Tax-Exempt New York Portfolio (continued)
December 31, 1995

-------------------------------------------------------------------------------------
Principal                     Interest              Maturity           Amortized
 Amount                         Rate                  Date                Cost
=====================================================================================
New York (continued)
New York State Triborough Bridge & Tunnel Authority VRDN
 (FGIC)(A-1+/MIG1)
$  3,500,000                    4.90%               01/07/96        $  3,500,000
Northport - East Northport USD TANS(MIG1)
  4,000,000                     4.13                06/28/96           4,009,907
Port Authority of New York/New Jersey CP Notes(A-1+/P-1)
  3,120,000                     3.45                01/19/96           3,120,000
Syracuse University IDA VRDN (JP Morgan LOC)(A-1+/MIG1)
  4,200,000                     5.90                01/01/96           4,200,000
Water Authority of Greatneck North Series 1993 A VRDN (FGIC)
 (A-1+/MIG1)
  4,300,000                     4.90                01/07/96           4,300,000
-------------------------------------------------------------------------------------
                                                                    $111,328,810
-------------------------------------------------------------------------------------
Puerto Rico--2.0%
Puerto Rico Government Development Bank-Adjustable Refunding
 Bonds, Series 1985 VRDN (Credit Suisse LOC)(A-1/MIG1)
$   300,000                     4.50%               01/07/96        $    300,000
Puerto Rico Industrial Medical and Environmental PCR for Schering
 Plough Corp.(Morgan Guaranty Trust Co. LOC)(AAA)
  2,000,000                     3.80                12/01/96           2,003,554
-------------------------------------------------------------------------------------
                                                                    $  2,303,554
-------------------------------------------------------------------------------------
Total Investments                                                   $113,632,364/(a)/
=====================================================================================

/(a)/ The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

================================================================================

Tax-Exempt Investment Abbreviations:

ACES      --   Adjustable Convertible Extendible Securities
AMBAC     --   Insured by American Municipal Bond Assurance Corp.
CFC       --   Unconditionally guaranteed by CFC, Cooperative Finance Corp.
COP       --   Certificate of Participation
CP        --   Commercial Paper
FGIC      --   Insured by Financial Guaranty Insurance Co.
FNMA      --   Federal National Mortgage Association
GO        --   General Obligation
IDA       --   Industrial Development Authority
IDB       --   Industrial Development Bond
IDRB      --   Industrial Development Revenue Bond
LOC       --   Letter of Credit
MBIA      --   Insured by Municipal Bond Investors Assurance
MF Hsg.   --   Multi-Family Housing
PCRB      --   Pollution Control Revenue Bond
RANS      --   Revenue Anticipation Notes
RAWS      --   Revenue Anticipation Warrants
RB        --   Revenue Bond
TANS      --   Tax Anticipation Notes
TECP      --   Tax-Exempt Commercial Paper
TRANS     --   Tax Revenue Anticipation Notes
TRB       --   Tender Revenue Bond
UPDATE    --   Unit Priced Daily Adjustable Tax-Exempt Security
VRDN      --   Variable Rate Demand Note

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
December 31, 1995

--------------------------------------------------------------------------------
                                           ILA            ILA
                                          Prime          Money         ILA
                                       Obligations      Market      Government
                                        Portfolio      Portfolio     Portfolio
                                      ==========================================
Assets:
Investments in securities, at value
 based on amortized cost              $1,556,339,637  $763,283,263  $705,671,557
Interest receivable                        3,843,438     2,565,683     1,642,125
Cash                                          55,506            --       128,156
Other assets                                 213,546        36,409       108,888
--------------------------------------------------------------------------------
    Total assets                       1,560,452,127   765,885,355   707,550,726
--------------------------------------------------------------------------------
Liabilities:
Payable for investment securities
 purchased                                        --            --            --
Dividends payable                          8,141,681     3,861,327     3,675,312
Accrued expenses and other
 liabilities                                 808,691       366,682       437,322
--------------------------------------------------------------------------------
    Total liabilities                      8,950,372     4,228,009     4,112,634
--------------------------------------------------------------------------------
Net Assets:
Paid in capital                        1,551,501,755   761,657,346   703,383,325
Accumulated undistributed net
 investment income                                --            --            --
Accumulated undistributed net
 realized gain (loss) on investment
 transactions                                     --            --        54,767
--------------------------------------------------------------------------------
    Net assets                        $1,551,501,755  $761,657,346  $703,438,092
================================================================================
Net asset value, offering and
 redemption price per unit
(net assets/units outstanding)                 $1.00         $1.00         $1.00
================================================================================
Units Outstanding:
ILA units                              1,261,208,998   574,155,473   570,436,734
ILA Administration units                  63,055,307   164,422,265    47,558,211
ILA Service units                        227,237,450    23,079,608    85,388,380
--------------------------------------------------------------------------------
    Total units of beneficial interest
     outstanding, $.001 par value
     (unlimited number of units
     authorized)                       1,551,501,755   761,657,346   703,383,325
================================================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------------------
     ILA            ILA                             ILA             ILA            ILA
  Treasury        Treasury         ILA           Tax-Exempt      Tax-Exempt     Tax-Exempt
 Obligations    Instruments      Federal        Diversified      California      New York
  Portfolio      Portfolio      Portfolio        Portfolio       Portfolio      Portfolio
===========================================================================================
$927,388,046    $771,984,093  $2,409,275,624   $1,498,671,461   $344,895,157   $113,632,364
     630,997       9,483,381       3,598,134        9,669,063      2,858,050        648,680
      14,721         120,860          55,710          238,690        280,992      3,316,255
     157,830          75,801         161,760           56,974         19,205         14,775
-------------------------------------------------------------------------------------------
 928,191,594     781,664,135   2,413,091,228    1,508,636,188    348,053,404    117,612,074
-------------------------------------------------------------------------------------------

          --              --      49,953,785       62,318,171             --             --
   4,192,668       3,196,332      10,955,690        4,850,149      1,152,288        314,065
     455,293         206,703         753,597          463,293        112,365         37,404
-------------------------------------------------------------------------------------------
   4,647,961       3,403,035      61,663,072       67,631,613      1,264,653        351,469
-------------------------------------------------------------------------------------------

 923,540,771     778,255,461   2,351,492,512    1,440,873,355    346,808,291    117,260,951
          --              --              --          362,642         10,495          1,634
       2,862           5,639         (64,356)        (231,422)       (30,035)        (1,980)
-------------------------------------------------------------------------------------------
$923,543,633    $778,261,100  $2,351,428,156   $1,441,004,575   $346,788,751   $117,260,605
===========================================================================================

       $1.00           $1.00           $1.00            $1.00          $1.00          $1.00
===========================================================================================

 711,102,137     586,288,862   1,731,957,820    1,342,653,546    346,747,223     90,535,967
  92,720,120      68,708,601     516,957,788       48,773,081         61,068     26,724,984
 119,718,514     123,257,998     102,576,904       49,643,320             --             --
-------------------------------------------------------------------------------------------

 923,540,771     778,255,461   2,351,492,512    1,441,069,947    346,808,291    117,260,951
===========================================================================================

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended December 31, 1995

-------------------------------------------------------------------------------------------------
                                                      ILA               ILA
                                                     Prime             Money             ILA
                                                  Obligations         Market          Government
                                                   Portfolio         Portfolio         Portfolio
                                              ===================================================
Investment income:
Interest income                               $   116,500,483    $   52,928,559     $  56,149,303
-------------------------------------------------------------------------------------------------
Expenses:
Investment adviser fees                             6,728,074         3,054,275         3,259,056
Transfer agent fees                                   768,923           349,060           372,463
Custodian fees                                        434,548           224,320           245,304
Professional fees                                      65,417            27,474            22,956
Trustees' fees                                         50,898            20,711            28,187
Other                                                 136,837            20,311           143,725
-------------------------------------------------------------------------------------------------
    Total expenses                                  8,184,697         3,696,151         4,071,691
    Less--Expenses reimbursable and fees
     waived by GSAM                                  (347,317)         (572,040)         (276,785)
-------------------------------------------------------------------------------------------------
    Net expenses                                    7,837,380         3,124,111         3,794,906
    Administration unit fees                          141,500           223,420            94,196
    Service unit fees                                 937,733           102,642           430,114
-------------------------------------------------------------------------------------------------
    Net expenses and unit fees                      8,916,613         3,450,173         4,319,216
-------------------------------------------------------------------------------------------------
Net investment income                             107,583,870        49,478,386        51,830,087
-------------------------------------------------------------------------------------------------
Net realized gain(loss) on investment
 transactions                                          14,828            23,170           168,758
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations                              $   107,598,698    $   49,501,556     $  51,998,845
=================================================================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------------------
     ILA            ILA                             ILA             ILA            ILA
  Treasury        Treasury         ILA           Tax-Exempt      Tax-Exempt     Tax-Exempt
 Obligations    Instruments      Federal        Diversified      California      New York
  Portfolio      Portfolio      Portfolio        Portfolio       Portfolio      Portfolio
===========================================================================================
$54,265,539     $40,952,372   $134,819,866     $ 60,135,598      $11,495,659    $ 3,673,507
-------------------------------------------------------------------------------------------

  3,206,490       2,518,236      7,951,196        5,313,451        1,030,447        343,853
    366,456         287,798        908,708          607,252          117,765         39,298
    225,987         160,385        392,725          114,042           55,743         28,579
     21,510          21,812         65,698           36,287           12,288          2,079
     20,055          10,770         38,951           27,183            5,457          1,990
    102,078         161,548        212,442          333,097               85         17,235
-------------------------------------------------------------------------------------------
  3,942,576       3,160,549      9,569,720        6,431,312        1,221,785        433,034
   (203,882)     (1,662,644)    (3,709,808)      (1,757,958)         (19,625)      (141,867)
-------------------------------------------------------------------------------------------
  3,738,694       1,497,905      5,859,912        4,673,354        1,202,160        291,167
    165,430         110,355        713,846          103,673              600         27,783
    478,419         316,188        254,508          220,790               --             --
-------------------------------------------------------------------------------------------
  4,382,543       1,924,448      6,828,266        4,997,817        1,202,760        318,950
-------------------------------------------------------------------------------------------
 49,882,996      39,027,924    127,991,600       55,137,781       10,292,899      3,354,557
-------------------------------------------------------------------------------------------
    634,764         426,028        (11,971)         (38,116)          (4,501)            --
-------------------------------------------------------------------------------------------
$50,517,760     $39,453,952   $127,979,629     $ 55,099,665      $10,288,398    $ 3,354,557
===========================================================================================

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1995

--------------------------------------------------------------------------------------------------
                                                      ILA               ILA
                                                     Prime             Money             ILA
                                                  Obligations         Market          Government
                                                   Portfolio         Portfolio         Portfolio
                                              ====================================================
From Operations:
Net investment income                         $    107,583,870   $    49,478,386   $    51,830,087
Net realized gain (loss) on investment
 transactions                                           14,828            23,170           168,758
--------------------------------------------------------------------------------------------------
    Net increase in net assets resulting
     from operations                               107,598,698        49,501,556        51,998,845
--------------------------------------------------------------------------------------------------
Distributions to Unitholders from:
Net investment income
  ILA units                                        (90,145,210)      (39,853,826)      (42,814,965)
  ILA Administration units                          (5,198,674)       (8,266,526)       (3,434,653)
  ILA Service units                                (12,239,986)       (1,358,034)       (5,580,469)
Net realized gain on investment transactions
  ILA units                                            (12,607)          (18,166)         (138,212)
  ILA Administration units                                (741)           (4,378)          (12,197)
  ILA Service units                                     (1,480)             (626)          (17,502)
--------------------------------------------------------------------------------------------------
    Total distributions to unitholders            (107,598,698)      (49,501,556)      (51,997,998)
--------------------------------------------------------------------------------------------------
From unit transactions (at $1.00 per unit):
Proceeds from sales of units                    12,338,624,975     6,865,371,082     6,147,457,376
Reinvestment of dividends and distributions         46,658,797        34,033,174        18,869,484
Cost of units repurchased                      (13,117,315,317)   (6,864,945,994)   (6,596,822,965)
--------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
     resulting from unit transactions             (732,031,545)       34,458,262      (430,496,105)
--------------------------------------------------------------------------------------------------
    Total increase (decrease)                     (732,031,545)       34,458,262      (430,495,258)
Net Assets:
Beginning of year                                2,283,533,300       727,199,084     1,133,933,350
--------------------------------------------------------------------------------------------------
End of year                                   $  1,551,501,755   $   761,657,346   $   703,438,092
==================================================================================================
Accumulated undistributed net
 investment income                                          --                --                --
==================================================================================================
Summary of unit transactions (at $1.00
 per unit):
ILA Units:
  Units sold                                    10,673,706,881     5,167,984,860     5,286,093,615
  Reinvestment of dividends and distributions       43,663,215        30,173,260        14,307,877
  Units repurchased                            (11,419,966,319)   (5,183,472,607)   (5,611,448,715)
--------------------------------------------------------------------------------------------------
                                                  (702,596,223)       14,685,513      (311,047,223)
--------------------------------------------------------------------------------------------------
ILA Administration Units:
  Units sold                                       801,545,537     1,503,847,493       385,128,154
  Reinvestment of dividends and distributions        1,574,573         3,545,805           410,476
  Units repurchased                               (889,335,631)   (1,488,837,741)     (433,455,523)
--------------------------------------------------------------------------------------------------
                                                   (86,215,521)       18,555,557       (47,916,893)
--------------------------------------------------------------------------------------------------
ILA Service Units:
  Units sold                                       863,372,557       193,538,729       476,235,607
  Reinvestment of dividends and distributions        1,421,009           314,109         4,151,131
  Units repurchased                               (808,013,367)     (192,635,646)     (551,918,727)
--------------------------------------------------------------------------------------------------
                                                    56,780,199         1,217,192       (71,531,989)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in units                  (732,031,545)       34,458,262      (430,496,105)
==================================================================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------------------------------------
      ILA                ILA                                  ILA               ILA              ILA
   Treasury            Treasury            ILA             Tax-Exempt        Tax-Exempt       Tax-Exempt
  Obligations        Instruments         Federal          Diversified        California        New York
   Portfolio          Portfolio         Portfolio          Portfolio         Portfolio        Portfolio
=========================================================================================================
$   49,882,996     $    39,027,924   $    127,991,600   $    55,137,781   $    10,292,899   $   3,354,557
       634,764             426,028            (11,971)          (38,116)           (4,501)             --
---------------------------------------------------------------------------------------------------------
    50,517,760          39,453,952        127,979,629        55,099,665        10,288,398       3,354,557
---------------------------------------------------------------------------------------------------------

   (37,834,730)        (31,147,754)       (98,487,540)      (50,915,901)      (10,279,510)     (2,746,431)
    (5,921,841)         (3,930,340)       (26,181,728)       (2,430,414)          (13,389)       (608,126)
    (6,116,634)         (3,949,830)        (3,322,332)       (1,791,466)               --              --

      (474,791)           (338,176)                --                --                --              --
       (76,052)            (43,832)                --                --                --              --
       (81,059)            (43,878)                --                --                --              --
---------------------------------------------------------------------------------------------------------
   (50,505,107)        (39,453,810)      (127,991,600)      (55,137,781)      (10,292,899)     (3,354,557)
---------------------------------------------------------------------------------------------------------

 5,295,765,985       4,545,981,787     12,879,366,733     9,669,281,502     2,111,844,558     637,393,901
    14,985,214          18,329,605         59,359,416        35,116,542         9,384,940       3,009,869
(5,307,633,793)     (4,472,240,590)   (12,558,288,438)   (9,832,589,904)   (2,002,625,120)   (646,630,502)
---------------------------------------------------------------------------------------------------------
     3,117,406          92,070,802        380,437,711      (128,191,860)      118,604,378      (6,226,732)
---------------------------------------------------------------------------------------------------------
     3,130,059          92,070,944        380,425,740      (128,229,976)      118,599,877      (6,226,732)

   920,413,574         686,190,156      1,971,002,416     1,569,234,551       228,188,874     123,487,337
---------------------------------------------------------------------------------------------------------
$  923,543,633     $   778,261,100   $  2,351,428,156   $ 1,441,004,575   $   346,788,751   $ 117,260,605
=========================================================================================================
            --                  --                 --   $       362,642   $        10,495   $       1,634
=========================================================================================================

 4,098,618,029       3,716,958,431      9,845,256,084     9,311,743,687     2,111,311,145     412,445,304
    12,443,257          17,215,281         53,443,869        34,419,501         9,375,255       2,397,973
(4,113,675,854)     (3,695,227,116)    (9,792,323,613)   (9,438,508,967)   (2,001,353,653)   (408,825,174)
---------------------------------------------------------------------------------------------------------
    (2,614,568)         38,946,596        106,376,340       (92,345,779)      119,332,747       6,018,103
---------------------------------------------------------------------------------------------------------

   852,080,094         450,755,034      2,431,546,258       230,975,117           533,413     224,948,597
     2,541,957           1,065,347          5,373,341           522,467             9,685         611,896
  (859,607,724)       (447,499,474)    (2,249,895,904)     (280,499,429)       (1,271,467)   (237,805,328)
---------------------------------------------------------------------------------------------------------
    (4,985,673)          4,320,907        187,023,695       (49,001,845)         (728,369)    (12,244,835)
---------------------------------------------------------------------------------------------------------

   345,067,862         378,268,322        602,564,391       126,562,698                --              --
            --              48,977            542,206           174,574                --              --
  (334,350,215)       (329,514,000)      (516,068,921)     (113,581,508)               --              --
---------------------------------------------------------------------------------------------------------
    10,717,647          48,803,299         87,037,676        13,155,764                --              --
---------------------------------------------------------------------------------------------------------
     3,117,406          92,070,802        380,437,711      (128,191,860)      118,604,378      (6,226,732)
---------------------------------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1994

--------------------------------------------------------------------------------------------------
                                                      ILA               ILA
                                                     Prime             Money             ILA
                                                  Obligations         Market          Government
                                                   Portfolio         Portfolio         Portfolio
                                              ====================================================
From Operations:
Net investment income                         $    102,000,915   $    35,271,209   $    51,191,147
Net realized gain (loss) on investment
 transactions                                           22,898             1,379           210,100
--------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
    from operations                                102,023,813        35,272,588        51,401,247
--------------------------------------------------------------------------------------------------
Distributions to Unitholders:
From net investment income
  ILA units                                        (89,611,120)      (27,629,787)      (40,943,467)
  ILA Administration units                          (6,633,576)       (6,900,562)       (4,966,425)
  ILA Service units                                 (5,756,219)         (740,860)       (5,281,255)
In excess of net investment income
  ILA units                                                 --                --                --
  ILA Administration units                                  --                --                --
  ILA Service units                                         --                --                --
From net realized gain on investment transactions
  ILA units                                            (20,115)           (1,085)         (226,026)
  ILA Administration units                              (1,605)             (260)          (29,098)
  ILA Service units                                     (1,178)              (34)          (26,399)
--------------------------------------------------------------------------------------------------
    Total distributions to unitholders            (102,023,813)      (35,272,588)      (51,472,670)
--------------------------------------------------------------------------------------------------
From unit transactions (at $1.00 per unit):
Proceeds from sale of units                     18,942,358,212     8,134,683,883     9,152,798,250
Reinvestment of dividends and distributions         43,235,395        21,934,470        15,739,748
Cost of units repurchased                      (19,362,066,753)   (8,290,641,120)   (9,613,028,411)
--------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
     resulting from unit transactions             (376,473,146)     (134,022,767)     (444,490,413)
--------------------------------------------------------------------------------------------------
    Total increase (decrease)                     (376,473,146)     (134,022,767)     (444,561,836)
Net Assets:
Beginning of year                                2,660,006,446       861,221,851     1,578,495,186
--------------------------------------------------------------------------------------------------
End of year                                   $  2,283,533,300   $   727,199,084   $ 1,133,933,350
==================================================================================================
Accumulated undistributed (distributions
 in excess of) net investment income                        --                --                --
==================================================================================================
Summary of unit transactions:
ILA Units:
  Units sold                                    17,069,145,403     6,527,992,495     7,241,535,390
  Reinvestment of dividends and distributions       40,475,407        20,052,124        11,995,781
  Units repurchased                            (17,478,545,420)   (6,688,177,414)   (7,687,338,826)
--------------------------------------------------------------------------------------------------
                                                  (368,924,610)     (140,132,795)     (433,807,655)
--------------------------------------------------------------------------------------------------
ILA Administration Units:
  Units sold                                     1,310,578,974     1,437,965,563       941,022,566
  Reinvestment of dividends and distributions        2,533,724         1,716,679           584,943
  Units repurchased                             (1,353,310,306)   (1,444,274,909)   (1,007,963,198)
--------------------------------------------------------------------------------------------------
                                                   (40,197,608)       (4,592,667)      (66,355,689)
--------------------------------------------------------------------------------------------------
ILA Service Units:
  Units sold                                       562,633,835       168,725,825       970,240,294
  Reinvestment of dividends and distributions          226,264           165,667         3,159,024
  Units repurchased                               (530,211,027)     (158,188,797)     (917,726,387)
--------------------------------------------------------------------------------------------------
                                                    32,649,072        10,702,695        55,672,931
--------------------------------------------------------------------------------------------------
Net increase (decrease) in units                  (376,473,146)     (134,022,767)     (444,490,413)
==================================================================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------------------------------
     ILA                ILA                                 ILA                ILA              ILA
  Treasury            Treasury            ILA            Tax-Exempt         Tax-Exempt       Tax-Exempt
 Obligations        Instruments         Federal         Diversified         California        New York
  Portfolio          Portfolio         Portfolio         Portfolio          Portfolio        Portfolio
========================================================================================================
$   37,665,016    $    18,067,220   $    68,529,060   $     45,851,945   $     6,189,541   $   2,024,157
        16,928             33,799           (16,697)            48,154            16,702              --
--------------------------------------------------------------------------------------------------------
    37,681,944         18,101,019        68,512,363         45,900,099         6,206,243       2,024,157
--------------------------------------------------------------------------------------------------------

   (29,686,671)       (14,791,986)      (55,476,234)       (42,382,812)       (6,159,244)     (1,586,734)
    (4,280,505)        (1,534,410)      (12,715,593)        (2,438,862)          (30,117)       (437,423)
    (3,697,840)        (1,740,824)         (337,233)        (1,029,042)               --              --


        (9,054)                --                --                 --                --              --
          (737)                --                --                 --                --              --
            --                 --                --                 --                --              --

       (30,901)           (49,308)               --                 --                --              --
        (2,517)            (3,439)               --                 --                --              --
            --             (4,089)               --                 --                --              --
--------------------------------------------------------------------------------------------------------
   (37,708,225)       (18,124,056)      (68,529,060)       (45,850,716)       (6,189,361)     (2,024,157)
--------------------------------------------------------------------------------------------------------
 5,310,839,810      3,123,698,015     9,899,967,810     11,289,202,553     1,460,150,550     537,712,309
    11,653,368          7,630,093        26,961,558         22,770,526         5,494,692       1,403,300
(5,678,451,559)    (2,962,092,645)   (9,750,028,739)   (11,657,332,806)   (1,468,737,443)   (484,301,741)
--------------------------------------------------------------------------------------------------------
  (355,958,381)       169,235,463       176,900,629       (345,359,727)       (3,092,201)     54,813,868
--------------------------------------------------------------------------------------------------------
  (355,984,662)       169,212,426       176,883,932       (345,310,344)       (3,075,319)     54,813,868

 1,276,398,236        516,977,730     1,794,118,484      1,914,544,895       231,264,193      68,673,469
--------------------------------------------------------------------------------------------------------
$  920,413,574    $   686,190,156   $ 1,971,002,416   $  1,569,234,551   $   228,188,874   $ 123,487,337
========================================================================================================
       $(9,791)                --                --   $        362,642   $        10,495   $       1,634
========================================================================================================

 4,145,495,977      2,604,056,684     8,598,427,526     10,834,591,814     1,457,109,899     358,860,803
    10,734,731          7,228,126        26,683,021         22,155,772         5,473,342       1,010,558
(4,411,963,120)    (2,520,326,417)   (8,429,822,187)   (11,191,304,544)   (1,465,039,917)   (323,722,255)
--------------------------------------------------------------------------------------------------------
  (255,732,412)        90,958,393       195,288,360       (334,556,958)       (2,456,676)     36,149,106
--------------------------------------------------------------------------------------------------------

   835,736,562        285,580,424     1,172,289,474        369,065,934         3,040,641     178,851,506
       918,637            399,805           278,537            562,006            21,350         392,742
  (860,345,269)      (248,144,894)   (1,205,069,467)      (371,749,391)       (3,697,498)   (160,579,486)
--------------------------------------------------------------------------------------------------------
   (23,690,070)        37,835,335       (32,501,456)        (2,121,451)         (635,507)     18,664,762
--------------------------------------------------------------------------------------------------------

   329,607,271        234,060,907       129,250,810         85,544,805                10              --
            --              2,162                --             52,748                --              --
  (406,143,170)      (193,621,334)     (115,137,085)       (94,278,871)              (28)             --
--------------------------------------------------------------------------------------------------------
   (76,535,899)        40,441,735        14,113,725         (8,681,318)              (18)             --
--------------------------------------------------------------------------------------------------------
  (355,958,381)       169,235,463       176,900,629       (345,359,727)       (3,092,201)     54,813,868
========================================================================================================

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 1995

1.  Organization

Goldman Sachs Money Market Trust (the "Trust"), a business trust organized under the laws of the Commonwealth of Massachusetts on December 6, 1978, includes the Goldman Sachs--Institutional Liquid Assets Portfolios ("ILA"). The Trust is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York. All of the portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. ILA offers three classes of units for each of its portfolios: ILA units, ILA Administration units and ILA Service units. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Institutional Liquid Assets Portfolios which are in conformity with those generally accepted in the investment company industry. The preparation of these financial statements, in accordance with generally accepted accounting principles, incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Funds.

A.  Investment Valuation--
--------------------------
ILA uses the amortized-cost method for valuing portfolio securities which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B.  Interest Income--
---------------------
Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

C.  Federal Taxes--
-------------------
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its unitholders. Accordingly, no federal tax provisions are required.

     The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

At December 31, 1995, the following portfolios had capital loss carryforwards for U.S. Federal tax purposes of approximately:

                                                            Years of
     Portfolio                        Amount               Expiration
     ---------                        ------               ----------
Federal                              $ 68,000             2000 to 2003
Tax-Exempt Diversified                231,000             1997 to 2003
Tax-Exempt California                  30,000             1999 to 2003
Tax-Exempt New York                     2,000                     1999

These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

D.  Deferred Organization Expenses--
------------------------------------
Organization-related costs are being amortized on a straight-line basis over a period of five years.

     Included in "Other Assets" in the accompanying Statements of Assets and Liabilities is approximately $1,500 and $1,600 for the Treasury Instruments Portfolio and the Tax-Exempt New York Portfolio, respectively, related to the unamortized organization costs for each portfolio at December 31, 1995.

--------------------------------------------------------------------------------

E.  Expenses--
--------------
Expenses incurred by ILA which do not specifically relate to an individual portfolio of ILA are allocated to the portfolios based on each portfolio's relative average net assets for the period.

     Unitholders of ILA Administration and ILA Service units bear all expenses and fees paid to service organizations for their services with respect to such units as well as other expenses (subject to expense limitations) which are directly attributable to such units.

3.  Agreements

Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser under an Advisory Agreement. Under the Advisory Agreement, GSAM, subject to general supervision of the Trust's Board of Trustees, manages the portfolios and provides for the administration of ILA's other affairs. As compensation for the services rendered under the Advisory Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .35% of each portfolio's average daily net assets. As of December 31, 1995 and until further notice, GSAM has agreed to waive .05%, .20%, .15%, .10% and .09% of its advisory fees for the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios, respectively. For the year ended December 31, 1995, the advisory fees waived amounted to approximately $436,000, $1,439,000, $3,408,000, $1,518,000 and $109,000 for the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios, respectively.
Goldman Sachs also serves as ILA's transfer agent under a Transfer Agency Agreement for a fee. In addition, Goldman Sachs acts as ILA's distributor under a Distribution Agreement for which it receives no compensation. At December 31, 1995, payment of approximately $2,516,000 was due Goldman Sachs for their services as investment adviser and transfer agent; such amounts are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.

     GSAM has agreed that if the sum of a portfolio's expenses (including the advisory fee, but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses, administration and service plan fees and other extraordinary expenses) exceeds on an annualized basis .41% of such portfolio's net assets, the portfolio will be reimbursed in the amount of such excess monthly. Prior to March 15, 1995, the expense limitation referred to above was
 .40%.

     In addition, GSAM has voluntarily agreed to reimburse the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios to the extent that each portfolio's expenses, as defined above, exceed .36%, .21%, .26%, .31% and .32%, respectively, of the average net assets per annum. At December 31, 1995, the amounts due from GSAM were approximately $92,000, $34,000 $32,000, $74,000, $132,000, $32,000, $11,000 and $12,000 for
the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios, respectively. These amounts are included in "Other assets" in the accompanying Statements of Assets and Liabilities. GSAM has also waived advisory fees and reimbursed varying levels of expenses for certain portfolios in prior periods.

4.  Administration and Service Plans

ILA has adopted Administration and Service Plans. These plans allow for ILA Administration units and ILA Service units, respectively, to compensate service organizations for providing varying levels of account administration and unitholder liaison services to their customers who are beneficial owners of such units. The Administration and Service Plans provide for compensation to the service organizations in an amount up to .15% and .40% (on an annualized basis), respectively, of the average daily net asset value of the respective units.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
December 31, 1995

--------------------------------------------------------------------------------

5.  Line of Credit Facility

The Portfolios participate in a $100,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. During fiscal year 1995, the Portfolios did not have any borrowings under this facility.


6.  Repurchase Agreements

During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping in the customer-only account of State Street Bank & Trust Co., ILA's custodian, at the Federal Reserve Bank of Boston or at subcustodians. GSAM monitors the market value of the underlying securities by pricing them daily.

7.  Joint Repurchase Agreement Accounts

The ILA Portfolios, together with other registered investment companies having advisory agreements with GSAM, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations.

     As of December 31, 1995, the Prime Obligations, Money Market, Government and Treasury Obligations Portfolios had, respectively, a 5.2%, 3.7%, 7.2% and 17.6% undivided interest in the repurchase agreements in the following joint account which equaled $122,100,000, $86,300,000, $168,400,000 and $411,600,000
in principal amount, respectively. As of December 31, 1995, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows:

--------------------------------------------------------------------------------
Principal               Interest                Maturity              Amortized
 Amount                   Rate                    Date                   Cost
================================================================================
Repurchase Agreements
Bear Stearns Companies, Inc., dated 12/29/95, repurchase price
 $500,325,000 (U.S. Treasury Bills: $511,267,175, 05/15/98-08/15/02)
$500,000,000              5.85%                 01/02/96          $  500,000,000
Morgan Stanley & Co., dated 12/29/95, repurchase price $500,348,333
 (U.S. Treasury Bills: $510,213,707, 06/20/96-12/12/96)
 500,000,000              6.27                  01/02/96             500,000,000
Smith Barney, Inc., dated 12/29/95, repurchase price $100,062,222
 (U.S. Treasury Stripped Securities: $102,000,086, 08/15/96-08/15/05)
 100,000,000              5.60                  01/02/96             100,000,000
Smith Barney, Inc., dated 12/29/95, repurchase price $500,325,556
 (U.S. Treasury Notes: $452,845,339, 5.50%-8.88%, 11/30/96-09/30/00;
 U.S. Treasury Stripped Securities: $57,154,783, 05/15/97-05/15/05)
 500,000,000              5.86                  01/02/96             500,000,000
Swiss Bank Corp., dated 12/29/95, repurchase price $740,483,445
 (U.S. Treasury Notes: $651,461,859, 4.38%-8.88%, 08/31/96-11/15/01;
 U.S. Treasury Stripped Securities: $82,825,172, 02/15/02-08/15/02;
 U.S. Treasury Bills: $20,818,558, 02/29/96-11/14/96)
 740,000,000              5.88                  01/02/96             740,000,000
--------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                          $2,340,000,000
================================================================================

8.  Certain Reclassifications

In accordance with Statement of Position 93-2, the Tax-Exempt Diversified Fund has reclassified $196,592 from accumulated undistributed net realized loss to paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

9.  Other Matters

Pursuant to an SEC exemptive order, each taxable Portfolio may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co., or its affiliate, Goldman Sachs Money Markets L.P. subject to certain limitations which include the following: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Unit Outstanding Throughout Each Period
Prime Obligations Portfolio
--------------------------------------------------------------------------------

                                      Income from investment operations
                                      ---------------------------------
                                                       Net
                           Net asset                 realized       Total                      Net asset
                            value at     Net         gain on      Income from                  value at
                           beginning  investment    investment    investment   Distributions    end of
                           of period    income     transactions   operations   to unitholders   period
                           -------------------------------------------------------------------------------
For the Years Ended December 31,
------------------
1995-ILA units...........  $1.00      $0.0566      $     --       $0.0566       $(0.0566)      $1.00
1995-ILA
 Administration units....   1.00       0.0551            --        0.0551        (0.0551)       1.00
1995-ILA Service
 units...................   1.00       0.0522            --        0.0522        (0.0522)       1.00

1994-ILA units...........   1.00       0.0394            --        0.0394        (0.0394)       1.00
1994-ILA
 Administration units....   1.00       0.0379            --        0.0379        (0.0379)       1.00
1994-ILA Service
 units...................   1.00       0.0365            --        0.0365        (0.0365)       1.00

1993-ILA units...........   1.00       0.0291         0.0002       0.0293        (0.0293)       1.00
1993-ILA
 Administration units....   1.00       0.0275         0.0003       0.0278        (0.0278)       1.00
1993-ILA Service
 units...................   1.00       0.0250         0.0001       0.0251        (0.0252)       1.00

1992-ILA units...........   1.00       0.0364         0.0010       0.0374        (0.0374)       1.00
1992-ILA
 Administration units....   1.00       0.0339         0.0010       0.0349        (0.0349)       1.00
1992-ILA Service
 units...................   1.00       0.0311         0.0010       0.0321        (0.0320)       1.00

1991-ILA units...........   1.00       0.0591         0.0003       0.0594        (0.0594)       1.00
1991-ILA
 Administration units....   1.00       0.0568         0.0003       0.0571        (0.0571)       1.00
1991-ILA Service
 units...................   1.00       0.0558         0.0003       0.0561        (0.0561)       1.00

1990-ILA units...........   1.00       0.0793            --        0.0793        (0.0793)       1.00
1990-ILA
 Administration
 units/(b)/..............   1.00       0.0438            --        0.0438        (0.0438)       1.00
1990-ILA Service
 units/(b)/..............   1.00       0.0425            --        0.0425        (0.0425)       1.00

1989-ILA units...........   1.00       0.0890            --        0.0890        (0.0890)       1.00

1988-ILA units...........   1.00       0.0714            --        0.0714        (0.0714)       1.00

1987-ILA units...........   1.00       0.0634            --        0.0634        (0.0634)       1.00

1986-ILA units...........   1.00       0.0644         0.0001       0.0645        (0.0645)       1.00


                                                                                 Ratios assuming no
                                                                                 waiver of fees and no
                                                                                 expense limitations/(d)/
                                                                                 -------------------------
                                                     Ratio of net    Net                         Ratio
                                        Ratio of net  investment   assets at    Ratio of net     of net
                                        expenses to   income to     end of      expenses to    expenses to
                            Total       average net  average net    period      average net      average
                          return/(a)/    assets       assets      (in 000s)      assets         net assets
                          --------------------------------------------------------------------------------
For the Years Ended December 31,
------------------
1995-ILA units...........  5.79%        0.41%        5.66%        $1,261,251      0.43%        5.64%
1995-ILA
 Administration units....  5.63         0.56         5.51             63,018      0.58         5.49
1995-ILA Service
 units...................  5.37         0.81         5.22            227,233      0.83         5.20

1994-ILA units...........  4.07         0.40         3.94          1,963,846      0.42         3.92
1994-ILA
 Administration units....  3.91         0.55         3.79            149,234      0.57         3.77
1994-ILA Service
 units...................  3.66         0.80         3.65            170,453      0.82         3.63

1993-ILA units...........  2.97         0.40         2.91          2,332,771      0.42         2.89
1993-ILA
 Administration units....  2.82         0.55         2.75            189,431      0.57         2.73
1993-ILA Service
 units...................  2.56         0.80         2.50            137,804      0.82         2.48

1992-ILA units...........  3.75         0.40         3.64          3,444,591      0.42         3.62
1992-ILA
 Administration units....  3.60         0.55         3.39            257,321      0.57         3.37
1992-ILA Service
 units...................  3.34         0.80         3.11             22,044      0.82         3.09

1991-ILA units...........  6.10         0.40         5.91          3,531,736      0.42         5.89
1991-ILA
 Administration units....  5.94         0.55         5.68            198,417      0.57         5.66
1991-ILA Service
 units...................  5.68         0.80         5.58             18,789      0.82         5.56

1990-ILA units...........  8.21         0.38         7.93          2,833,541      0.38         7.93
1990-ILA
 Administration
 units/(b)/..............  7.81/(c)/    0.55/(c)/    7.62/(c)/       209,272      0.55/(c)/    7.62/(c)/
1990-ILA Service
 units/(b)/..............  7.56/(c)/    0.80/(c)/    7.25/(c)/        19,039      0.80/(c)/    7.25/(c)/

1989-ILA units...........  9.27         0.40         8.90          3,761,964      0.40         8.90

1988-ILA units...........  7.48         0.40         7.14          3,799,628      0.40         7.14

1987-ILA units...........  6.50         0.40         6.34          5,814,280      0.40         6.34

1986-ILA units...........  6.67         0.40         6.44          4,654,076      0.40         6.44


----------------
/(a)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

/(b)/ ILA Administration and Service unit activity commenced during June of 1990.

/(c)/ Annualized.

/(d)/ Prior year ratios have been restated in order to conform with current year presentation.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Money Market Portfolio
--------------------------------------------------------------------------------

                                                       Income from investment operations
                                                   ------------------------------------------
                                                       Net
                           Net asset                 realized       Total                      Net asset
                            value at     Net         gain on      income from                  value at
For the Years              beginning  investment    investment    investment   Distributions    end of
Ended December 31,         of period    income     transactions   operations   to unitholders   period
------------------         -------------------------------------------------------------------------------

1995-ILA units...........  $1.00      $0.0571      $    --        $0.0571      ($0.0571)       $1.00
1995-ILA
 Administration units....   1.00       0.0555            --        0.0555       (0.0555)        1.00
1995-ILA Service
 units...................   1.00       0.0529            --        0.0529       (0.0529)        1.00

1994-ILA units...........   1.00       0.0401            --        0.0401       (0.0401)        1.00
1994-ILA
 Administration units....   1.00       0.0388            --        0.0388       (0.0388)        1.00
1994-ILA Service
 units...................   1.00       0.0364            --        0.0364       (0.0364)        1.00

1993-ILA units...........   1.00       0.0296        0.0003        0.0299       (0.0299)        1.00
1993-ILA
 Administration units....   1.00       0.0281        0.0003        0.0284       (0.0284)        1.00
1993-ILA Service
 units...................   1.00       0.0257        0.0002        0.0259       (0.0259)        1.00

1992-ILA units...........   1.00       0.0368        0.0004        0.0372       (0.0372)        1.00
1992-ILA
 Administration units....   1.00       0.0356        0.0004        0.0360       (0.0360)        1.00
1992-ILA Service
 units...................   1.00       0.0358        0.0006        0.0364       (0.0364)        1.00

1991-ILA units...........   1.00       0.0591        0.0004        0.0595       (0.0595)        1.00
1991-ILA
 Administration units....   1.00       0.0574        0.0004        0.0578       (0.0578)        1.00
1991-ILA Service
 units...................   1.00       0.0547        0.0004        0.0551       (0.0551)        1.00

1990-ILA units...........   1.00       0.0793        0.0001        0.0794       (0.0794)        1.00
1990-ILA
 Administration
 units/(c)/..............   1.00       0.0424        0.0001        0.0425       (0.0425)        1.00
1990-ILA Service
 units/(c)/..............   1.00       0.0438            --        0.0438       (0.0438)        1.00

1989-ILA units...........   1.00       0.0885        0.0001        0.0886       (0.0886)        1.00

1988-ILA units...........   1.00       0.0751            --        0.0751       (0.0751)        1.00

For the Period  December 2, 1987 (commencement of operations) through December 31,
----------------------------------------------------------------------------------
1987-ILA units...........   1.00      0.0063            --        0.0063       (0.0063)        1.00


                                                                                   Ratios assuming no
                                                                                  waiver of fees and no
                                                                                 expense limitations/(d)/
                                                                                 -------------------------
                                                     Ratio of net    Net                         Ratio
                                        Ratio of net  investment   assets at    Ratio of net     of net
                                        expenses to   income to     end of      expenses to     expenses
For the Years               Total       average net  average net    period      average net    to average
Ended December 31,         return/(a)/    assets       assets      (in 000s)      assets       net assets
------------------         -------------------------------------------------------------------------------

1995-ILA units...........  5.85%        0.36%        5.71%        $ 574,155       0.42%         5.65%
1995-ILA
 Administration units....  5.69         0.51         5.55           164,422       0.57          5.49
1995-ILA Service
 units...................  5.43         0.76         5.29            23,080       0.82          5.23

1994-ILA units...........  4.13         0.35         4.01           559,470       0.43          3.93
1994-ILA
 Administration units....  3.98         0.50         3.88           145,867       0.58          3.80
1994-ILA Service
 units...................  3.72         0.75         3.61            21,862       0.83          3.53

1993-ILA units...........  3.03         0.35         2.96           699,604       0.43          2.88
1993-ILA
 Administration units....  2.88         0.50         2.81           150,452       0.58          2.73
1993-ILA Service
 units...................  2.62         0.75         2.57            11,166       0.83          2.49

1992-ILA units...........  3.76         0.35         3.68           884,571       0.43          3.60
1992-ILA
 Administration units....  3.61         0.50         3.56           187,445       0.58          3.48
1992-ILA Service
 units...................  3.35         0.75         3.58            15,114       0.83          3.50

1991-ILA units...........  6.12         0.35         5.91         1,153,191       0.42          5.84
1991-ILA
 Administration units....  5.96         0.50         5.74           210,330       0.57          5.67
1991-ILA Service
 units...................  5.70         0.75         5.47            56,586       0.82          5.40

1990-ILA units...........  8.24         0.35         7.93           924,141       0.40          7.88
1990-ILA
 Administration
 units/(c)/..............  7.86/(b)/    0.50/(b)/    7.63/(b)/      204,477       0.55/(b)/     7.58/(b)/
1990-ILA Service
 units/(c)/..............  7.61/(b)/    0.75/(b)/    7.46/(b)/       38,128       0.80/(b)/     7.41/(b)/

1989-ILA units...........  9.31         0.35         8.85         1,295,389       0.40          8.80

1988-ILA units...........  7.66         0.27         7.51           701,105       0.40          7.38

For the Period  December 2, 1987 (commencement of operations) through December 31,
----------------------------------------------------------------------------------
1987-ILA units             7.38/(b)/    0.15/(b)/    7.62/(b)/      183,633       0.40/(b)/     7.37/(b)/


----------------
/(a)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

/(b)/ Annualized.

/(c)/ ILA Administration and Service unit activity commenced during June of 1990.

/(d)/ Prior year ratios have been restated in order to conform with current year presentation.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Government Portfolio
--------------------------------------------------------------------------------

                                                        Income from investment operations
                                                   ------------------------------------------
                                                       Net
                           Net asset                 realized       Total                      Net asset
                            value at     Net         gain on      income from                  value at
For the Years              beginning  investment    investment    investment   Distributions    end of
Ended December 31,         of period    income     transactions   operations   to unitholders   period
------------------         -------------------------------------------------------------------------------

1995-ILA units...........  $1.00      $0.0562       $0.0002        $0.0564        $(0.0564)        $1.00
1995-ILA
 Administration units....   1.00       0.0549        0.0002         0.0551         (0.0551)         1.00
1995-ILA Service
 units...................   1.00       0.0519        0.0002         0.0521         (0.0521)         1.00

1994-ILA units...........   1.00       0.0378        0.0002         0.0380         (0.0380)         1.00
1994-ILA
 Administration units....   1.00       0.0362        0.0002         0.0364         (0.0364)         1.00
1994-ILA Service
 units...................   1.00       0.0350        0.0002         0.0352         (0.0352)         1.00

1993-ILA units...........   1.00       0.0282        0.0008         0.0290         (0.0291)         1.00
1993-ILA
 Administration units....   1.00       0.0267        0.0008         0.0275         (0.0276)         1.00
1993-ILA Service
 units...................   1.00       0.0242        0.0006         0.0248         (0.0250)         1.00

1992-ILA units...........   1.00       0.0338        0.0027         0.0365         (0.0364)         1.00
1992-ILA
 Administration units....   1.00       0.0325        0.0027         0.0352         (0.0351)         1.00
1992-ILA Service
 units...................   1.00       0.0309        0.0030         0.0339         (0.0336)         1.00

1991-ILA units...........   1.00       0.0567        0.0011         0.0578         (0.0578)         1.00
1991-ILA
 Administration units....   1.00       0.0545        0.0011         0.0556         (0.0556)         1.00
1991-ILA Service
 units...................   1.00       0.0522        0.0011         0.0533         (0.0533)         1.00

1990-ILA units...........   1.00       0.0779        0.0003         0.0782         (0.0782)         1.00
1990-ILA
 Administration
 units/(b)/..............   1.00       0.0439        0.0004         0.0443         (0.0443)         1.00
1990-ILA Service
 units/(b)/..............   1.00       0.0359        0.0002         0.0361         (0.0363)         1.00

1989-ILA units...........   1.00       0.0877        0.0001         0.0878         (0.0878)         1.00

1988-ILA units...........   1.00       0.0716        0.0002         0.0718         (0.0718)         1.00

1987-ILA units...........   1.00       0.0622        0.0001         0.0623         (0.0624)         1.00

1986-ILA units...........   1.00       0.0629        0.0011         0.0640         (0.0641)         1.00


                                                                                   Ratios assuming no
                                                                                  waiver of fees and no
                                                                                 expense limitations/(d)/
                                                                                --------------------------
                                                     Ratio of net    Net                         Ratio
                                        Ratio of net  investment   assets at    Ratio of net     of net
                                        expenses to   income to     end of      expenses to     expenses
For the Years               Total       average net  average net    period      average net    to average
Ended December 31,         return/(a)/    assets       assets      (in 000s)      assets       net assets
------------------         -------------------------------------------------------------------------------

1995-ILA units...........  5.77%         0.41%        5.62%       $ 570,469        0.43%         5.60%
1995-ILA
 Administration units....  5.62          0.56         5.49           47,558        0.58          5.47
1995-ILA Service
 units...................  5.35          0.81         5.19           85,401        0.83          5.17

1994-ILA units...........  3.94          0.40         3.78          881,520        0.44          3.74
1994-ILA
 Administration units....  3.79          0.55         3.62           95,483        0.59          3.58
1994-ILA Service
 units...................  3.53          0.80         3.50          156,930        0.84          3.46

1993-ILA units...........  2.94          0.40         2.82        1,315,378        0.43          2.79
1993-ILA
 Administration units....  2.79          0.55         2.67          161,845        0.58          2.64
1993-ILA Service
 units...................  2.53          0.80         2.42          101,272        0.83          2.39

1992-ILA units...........  3.70          0.40         3.38        1,785,472        0.42          3.36
1992-ILA
 Administration units....  3.55          0.55         3.25          461,542        0.57          3.23
1992-ILA Service
 units...................  3.29          0.80         3.09           56,389        0.82          3.07

1991-ILA units...........  5.91          0.40         5.67        2,103,627        0.43          5.64
1991-ILA
 Administration units....  5.75          0.55         5.45          464,060        0.58          5.42
1991-ILA Service
 units...................  5.49          0.80         5.22          200,176        0.83          5.19

1990-ILA units...........  8.11          0.39         7.79        2,203,756        0.39          7.79
1990-ILA
 Administration
 units/(b)/..............  7.74/(c)/     0.55/(c)/    7.49/(c)/     296,313        0.55/(c)/     7.49/(c)/
1990-ILA Service
 units/(b)/..............  7.42/(c)/     0.80/(c)/    7.15/(c)/     132,888        0.80/(c)/     7.15/(c)/

1989-ILA units...........  9.15          0.40         8.77        2,268,330        0.40          8.77

1988-ILA units...........  7.42          0.40         7.16        2,197,796        0.40          7.16

1987-ILA units...........  6.43          0.40         6.22        2,243,870        0.40          6.22

1986-ILA units...........  6.65          0.40         6.29        2,401,140        0.40          6.29



----------------
/(a)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

/(b)/ ILA Administration and Service unit activity commenced during June and July of 1990.

/(c)/ Annualized.

/(d)/ Prior year ratios have been restated in order to conform with current year presentation.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Obligations Portfolio
--------------------------------------------------------------------------------

                                       Income from investment operations
                                    ----------------------------------------
                                                      Net
                         Net asset                 realized        Total                       Net asset
                          value at     Net         gain on       Income from                   value at
For the Years            beginning  investment    investment     investment   Distributions     end of
Ended December 31,       of period    income     transactions    operations   to unitholders    period
------------------       -------------------------------------------------------------------------------

1995-ILA units...........  $1.00      $0.0551       $0.0007        $0.0558       $(0.0558)       $1.00
1995-ILA
 Administration units....   1.00       0.0537        0.0007         0.0544        (0.0544)        1.00
1995-ILA Service
 units...................   1.00       0.0511        0.0007         0.0518        (0.0518)        1.00

1994-ILA units...........   1.00       0.0377            --         0.0377        (0.0377)        1.00
1994-ILA
 Administration units....   1.00       0.0368            --         0.0368        (0.0368)        1.00
1994-ILA Service
 units...................   1.00       0.0340            --         0.0340        (0.0340)        1.00

1993-ILA units...........   1.00       0.0279        0.0006         0.0285        (0.0286)        1.00
1993-ILA
 Administration units....   1.00       0.0264        0.0006         0.0270        (0.0270)        1.00
1993-ILA Service
 units...................   1.00       0.0239        0.0006         0.0245        (0.0246)        1.00

1992-ILA units...........   1.00       0.0339        0.0025         0.0364        (0.0362)        1.00
1992-ILA
 Administration units....   1.00       0.0320        0.0023         0.0343        (0.0343)        1.00
1992-ILA Service
 units...................   1.00       0.0294        0.0024         0.0318        (0.0318)        1.00

1991-ILA units...........   1.00       0.0557        0.0018         0.0575        (0.0575)        1.00
1991-ILA
 Administration units....   1.00       0.0540        0.0018         0.0558        (0.0558)        1.00
1991-ILA Service
 units...................   1.00       0.0515        0.0018         0.0533        (0.0533)        1.00

1990-ILA units...........   1.00       0.0772        0.0002         0.0774        (0.0774)        1.00
1990-ILA
 Administration
units/(b)/...............   1.00       0.0413        0.0002         0.0415        (0.0415)        1.00
1990-ILA Service
 units/(b)/..............   1.00       0.0417        0.0003         0.0420        (0.0421)        1.00

1989-ILA units...........   1.00       0.0864        0.0005         0.0869        (0.0869)        1.00

1988-ILA units...........   1.00       0.0704        0.0004         0.0708        (0.0708)        1.00

1987-ILA units...........   1.00       0.0617        0.0002         0.0619        (0.0619)        1.00

1986-ILA units...........   1.00       0.0625        0.0012         0.0637        (0.0637)        1.00


                                                                                 Ratios assuming no
                                                                                 waiver of fees and no
                                                                                 expense limitations/(d)/
                                                                               --------------------------
                                                    Ratio of net    Net                         Ratio
                                       Ratio of net  investment   assets at    Ratio of net     of net
                                       expenses to   income to     end of      expenses to     expenses
For the Years               Total      average net  average net    period      average net    to average
Ended December 31,        return/(a)/   assets        assets      (in 000s)      assets       net assets
------------------        -------------------------------------------------------------------------------

1995-ILA units...........    5.73%       0.41%        5.51%       $ 711,209        0.43%         5.49%
1995-ILA
 Administration units....    5.57        0.56         5.37           92,643        0.58          5.35
1995-ILA Service
 units...................    5.31        0.81         5.11          119,692        0.83          5.09

1994-ILA units...........    3.91        0.40         3.77          713,816        0.44          3.73
1994-ILA
 Administration units....    3.75        0.55         3.68           97,626        0.59          3.64
1994-ILA Service
 units...................    3.49        0.80         3.39          108,972        0.84          3.35

1993-ILA units...........    2.89        0.40         2.79          969,565        0.43          2.76
1993-ILA
 Administration units....    2.74        0.55         2.64          121,327        0.58          2.61
1993-ILA Service
 units...................    2.48        0.80         2.39          185,506        0.83          2.36

1992-ILA units...........    3.65        0.40         3.39        1,328,036        0.43          3.36
1992-ILA
 Administration units....    3.49        0.55         3.20          152,804        0.58          3.17
1992-ILA Service
 units...................    3.23        0.80         2.94          183,208        0.83          2.91

1991-ILA units...........    5.90        0.40         5.57        1,709,321        0.43          5.54
1991-ILA
 Administration units....    5.74        0.55         5.40          146,795        0.58          5.37
1991-ILA Service
 units...................    5.48        0.80         5.15          154,419        0.83          5.12

1990-ILA units...........    8.05        0.39         7.72        1,816,991        0.39          7.72
1990-ILA
 Administration
 units/(b)/..............    7.67/(c)/   0.55/(c)/    7.42/(c)/     132,088        0.55/(c)/     7.42/(c)/
1990-ILA Service
 units/(b)/..............    7.42/(c)/   0.80/(c)/    7.11/(c)/     148,323        0.80/(c)/     7.11/(c)/

1989-ILA units...........    9.06        0.40         8.64        1,769,974        0.40          8.64

1988-ILA units...........    7.30        0.40         7.04        1,657,215        0.40          7.04

1987-ILA units...........    6.32        0.40         6.17        1,693,767        0.40          6.17

1986-ILA units...........    6.63        0.40         6.25        1,625,331        0.40          6.25


----------------
/(a)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

/(b)/ ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

/(c)/ Annualized.

/(d)/ Prior year ratios have been restated in order to conform with current year presentation.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Instruments Portfolio
--------------------------------------------------------------------------------

                                                       Income from investment operations
                                                   ------------------------------------------
                                                       Net
                           Net asset                 realized       Total                      Net asset
                            value at     Net         gain on      income from                  value at
For the Years              beginning  investment    investment    investment   Distributions    end of
Ended December 31,         of period    income     transactions   operations   to unitholders   period
------------------         -------------------------------------------------------------------------------

1995-ILA units...........  $1.00      $0.0550      $0.0006         $0.0556       $(0.0556)       $1.00
1995-ILA
 Administration units....   1.00       0.0534       0.0007          0.0541        (0.0540)        1.00
1995-ILA Service
 units...................   1.00       0.0500       0.0005          0.0505        (0.0505)        1.00

1994-ILA units...........   1.00       0.0397       0.0001          0.0398        (0.0398)        1.00
1994-ILA
 Administration units....   1.00       0.0397       0.0001          0.0398        (0.0398)        1.00
1994-ILA Service
 units...................   1.00       0.0371       0.0001          0.0372        (0.0372)        1.00

1993-ILA units...........   1.00       0.0288       0.0006          0.0294        (0.0294)        1.00
1993-ILA
 Administration units....   1.00       0.0273       0.0006          0.0279        (0.0279)        1.00
1993-ILA Service
 units...................   1.00       0.0248       0.0006          0.0254        (0.0254)        1.00

1992-ILA units...........   1.00       0.0338       0.0012          0.0350        (0.0350)        1.00
1992-ILA
 Administration units....   1.00       0.0326       0.0012          0.0338        (0.0338)        1.00
1992-ILA Service
 units...................   1.00       0.0275       0.0011          0.0286        (0.0286)        1.00

For the Period January 30 ,1991 (commencement of operations) through December 31,
---------------------------------------------------------------------------------
1991-ILA units...........   1.00       0.0486       0.0013          0.0499        (0.0499)        1.00
1991-ILA
 Administration
 units/(c)/...............  1.00       0.0210       0.0010          0.0220        (0.0220)        1.00
1991-ILA Service
 units/(d)/..............   1.00       0.0473       0.0009          0.0482        (0.0482)        1.00


                                                                                    Ratios assuming no
                                                                                  waiver of fees and no
                                                                                 expense limitations/(d)/
                                                                                --------------------------
                                                     Ratio of net    Net                         Ratio
                                        Ratio of net  investment   assets at    Ratio of net     of net
                                        expenses to   income to     end of      expenses to     expenses
For the Years               Total       average net  average net    period      average net    to average
Ended December 31,         return/(a)/    assets       assets      (in 000s)      assets       net assets
------------------         -------------------------------------------------------------------------------

1995-ILA units...........  5.70%          0.21%         5.50%       $586,294      0.44%          5.27%
1995-ILA
 Administration units....  5.54           0.36          5.34          68,713      0.59           5.11
1995-ILA Service
 units...................  5.28           0.61          5.00         123,254      0.84           4.77

1994-ILA units...........  4.01           0.20          3.96         547,351      0.43           3.73
1994-ILA
 Administration units....  3.85           0.35          3.97          64,388      0.58           3.74
1994-ILA Service
 units...................  3.59           0.60          3.72          74,451      0.83           3.49

1993-ILA units...........  2.98           0.20          2.88         456,411      0.44           2.64
1993-ILA
 Administration units....  2.83           0.35          2.73          26,553      0.59           2.49
1993-ILA Service
 units...................  2.57           0.60          2.48          34,014      0.84           2.24

1992-ILA units...........  3.54           0.18          3.38         422,506      0.45           3.11
1992-ILA
 Administration units....  3.38           0.33          3.26           6,915      0.60           2.99
1992-ILA Service
 units...................  3.13           0.58          2.75          29,522      0.85           2.48

For the Period January 30, 1991 (commencement of operations) through December 31,
---------------------------------------------------------------------------------
1991-ILA units...........  5.75/(b)/      0.10/(b)/     5.28/(b)/    424,436      0.45/(b)/      4.93/(b)/
1991-ILA
 Administration
 units/(c)/..............  5.21/(b)/      0.25/(b)/     4.77/(b)/     17,649      0.60/(b)/      4.42/(b)/
1991-ILA Service
 units/(d)/..............  5.33/(b)/      0.50/(b)/     5.13/(b)/      9,430      0.85/(b)/      4.78/(b)/

----------------
/(a)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

/(b)/ Annualized.

/(c)/ ILA Administration and Service unit activity commenced during July and January of 1991, respectively.

/(d)/ Prior year ratios have been restated in order to conform with current year presentation.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio
--------------------------------------------------------------------------------

                                        Income from investment operations
                                      ------------------------------------
                                                       Net
                           Net asset                 realized       Total                      Net asset
                            value at     Net         gain on      income from                  value at
For the Years              beginning  investment    investment    investment   Distributions    end of
Ended December 31,         of period    income     transactions   operations   to unitholders   period
------------------         -------------------------------------------------------------------------------

1995-ILA units...........  $1.00       $0.0569           --        $0.0569      $(0.0569)       $1.00
1995-ILA
 Administration units....   1.00        0.0550           --         0.0550       (0.0550)        1.00
1995-ILA Service
 units...................   1.00        0.0522           --         0.0522       (0.0522)        1.00

1994-ILA units...........   1.00        0.0407           --         0.0407       (0.0407)        1.00
1994-ILA
 Administration units....   1.00        0.0388           --         0.0388       (0.0388)        1.00
1994-ILA Service
 units...................   1.00        0.0392           --         0.0392       (0.0392)        1.00

1993-ILA units...........   1.00        0.0296           --         0.0296       (0.0296)        1.00
1993-ILA
 Administration units....   1.00        0.0281           --         0.0281       (0.0281)        1.00
1993-ILA Service
 units/(c)/..............   1.00        0.0157           --         0.0157       (0.0157)        1.00

1992-ILA units...........   1.00        0.0358           --         0.0358       (0.0358)        1.00
1992-ILA
 Administration units....   1.00        0.0340           --         0.0340       (0.0340)        1.00

1991-ILA units...........   1.00        0.0576           --         0.0576       (0.0576)        1.00
1991-ILA
 Administration units....   1.00        0.0542           --         0.0542       (0.0542)        1.00
1991-ILA Service
 units/(c)/..............   1.00        0.0196           --         0.0196       (0.0196)        1.00

1990-ILA units...........   1.00        0.0772           --         0.0772       (0.0772)        1.00
1990-ILA
 Administration
 units/(d)/..............   1.00        0.0205           --         0.0205       (0.0205)        1.00

For the Period May 22, 1989 (commencement of operations) through December 31,
-----------------------------------------------------------------------------
1989-ILA units...........   1.00        0.0516            -         0.0516       (0.0516)        1.00


                                                                                   Ratios assuming no
                                                                                  waiver of fees and no
                                                                                 expense limitations/(d)/
                                                                                --------------------------
                                                     Ratio of net    Net                         Ratio
                                        Ratio of net  investment   assets at    Ratio of net     of net
                                        expenses to   income to     end of      expenses to     expenses
                            Total       average net  average net    period      average net    to average
For the Years              return/(a)/    assets       assets      (in 000s)      assets       net assets
Ended December 31,         -------------------------------------------------------------------------------
------------------
1995-ILA units...........  5.83%          0.26%        5.69%      $1,731,935       0.42%          5.53%
1995-ILA
 Administration units....  5.67           0.41         5.50          516,917       0.57           5.34
1995-ILA Service
 units...................  5.41           0.66         5.22          102,576       0.82           5.06

1994-ILA units...........  4.11           0.25         4.07        1,625,567       0.42           3.90
1994-ILA
 Administration units....  3.95           0.40         3.88          329,896       0.57           3.71
1994-ILA Service
 units...................  3.69           0.65         3.92           15,539       0.82           3.75

1993-ILA units...........  3.00           0.25         2.96        1,430,292       0.42           2.79
1993-ILA
 Administration units....  2.84           0.40         2.81          362,401       0.57           2.64
1993-ILA Service
 units/(c)/..............  2.56/(b)/      0.65/(b)/    2.54/(b)/       1,425       0.82/(b)/      2.37/(b)/

1992-ILA units...........  3.61           0.25         3.58        1,600,989       0.42           3.41
1992-ILA
 Administration units....  3.46           0.40         3.40          312,792       0.57           3.23

1991-ILA units...........  5.94           0.25         5.76        1,656,232       0.42           5.59
1991-ILA
 Administration units....  5.78           0.40         5.42          291,810       0.57           5.25
1991-ILA Service
 units/(c)/..............  5.55/(b)/      0.65/(b)/    5.56/(b)/          --       0.82/(b)/      5.39/(b)/

1990-ILA units...........  8.06           0.25         7.72        1,368,765       0.40           7.57
1990-ILA
 Administration
 units/(d)/..............  7.39/(b)/      0.40/(b)/    7.25/(b)/      90,748       0.55/(b)/      7.10/(b)/

For the Period May 22, 1989 (commencement of operations) through December 31,
-----------------------------------------------------------------------------
1989-ILA units...........  7.62/(b)/      0.19/(b)/    8.41/(b)/     455,230       0.40/(b)/        8.20/(b)/


----------------
/(a)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

/(b)/ Annualized.

/(c)/ ILA Service unit activity commenced during April of 1991; no shares were outstanding during the period from August 7, 1991 through May 15, 1993.

/(d)/ ILA Administration and Service unit activity commenced during September of 1990.

/(e)/ Prior year ratios have been restated in order to conform with current year presentation.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio
--------------------------------------------------------------------------------

                                         Income from investment operations
                                      ---------------------------------------
                                                        Net
                            Net asset                  realized      Total                      Net asset
                            value at     Net       (gain)loss on  income from                  value at
For the Years              beginning  investment     investment    investment   Distributions    end of
Ended December 31,         of period    income      transactions   operations   to unitholders   period
------------------         -------------------------------------------------------------------------------

1995-ILA units...........  $1.00      $0.0365        $   --        $0.0365       $(0.0365)       $1.00
1995-ILA
 Administration units....   1.00       0.0351            --         0.0351        (0.0352)        1.00
1995-ILA Service
 units...................   1.00       0.0324            --         0.0324        (0.0325)        1.00

1994-ILA units...........   1.00       0.0264            --         0.0264        (0.0264)        1.00
1994-ILA
 Administration units....   1.00       0.0250            --         0.0250        (0.0250)        1.00
1994-ILA Service
 units...................   1.00       0.0220            --         0.0220        (0.0220)        1.00

1993-ILA units...........   1.00       0.0222            --         0.0222        (0.0222)        1.00
1993-ILA
 Administration units....   1.00       0.0207            --         0.0207        (0.0207)        1.00
1993-ILA Service
 units...................   1.00       0.0183            --         0.0183        (0.0183)        1.00

1992-ILA units...........   1.00       0.0277            --         0.0277        (0.0277)        1.00
1992-ILA
 Administration units....   1.00       0.0266            --         0.0266        (0.0266)        1.00
1992-ILA Service
 units...................   1.00       0.0243            --         0.0243        (0.0243)        1.00

1991-ILA units...........   1.00       0.0424            --         0.0424        (0.0424)        1.00
1991-ILA
 Administration units....   1.00       0.0406            --         0.0406        (0.0406)        1.00
1991-ILA Service
 units...................   1.00       0.0386            --         0.0386        (0.0386)        1.00

1990-ILA units...........   1.00       0.0550       (0.0001)        0.0549        (0.0549)        1.00
1990-ILA
 Administration
 units/(c)/..............   1.00       0.0301            --         0.0301        (0.0300)        1.00
1990-ILA Service
 units/(c)/..............   1.00       0.0259            --         0.0259        (0.0259)        1.00

1989-ILA units...........   1.00       0.0591       (0.0001)        0.0590        (0.0590)        1.00

1988-ILA units...........   1.00       0.0487        0.0003         0.0490        (0.0490)        1.00

1987-ILA units...........   1.00       0.0413       (0.0003)        0.0410        (0.0410)        1.00

1986-ILA units...........   1.00       0.0426            --         0.0426        (0.0426)        1.00



                                                                                   Ratios assuming no
                                                                                  waiver of fees and no
                                                                                 expense limitations/(d)/
                                                                                --------------------------
                                                     Ratio of net    Net                         Ratio
                                        Ratio of net  investment   assets at    Ratio of net     of net
                                        expenses to   income to     end of      expenses to     expenses
                            Total       average net  average net    period      average net    to average
For the Years              return/(a)/    assets       assets      (in 000s)      assets       net assets
Ended December 31,         -------------------------------------------------------------------------------
------------------
1995-ILA units...........  3.72%         0.31%         3.65%       $1,342,585      0.42%         3.54%
1995-ILA
 Administration units....  3.57          0.46          3.51            48,773      0.57          3.40
1995-ILA Service
 units...................  3.31          0.71          3.24            49,647      0.82          3.13

1994-ILA units...........  2.71          0.30          2.64         1,434,965      0.41          2.53
1994-ILA
 Administration units....  2.55          0.45          2.50            97,778      0.56          2.39
1994-ILA Service
 units...................  2.30          0.70          2.20            36,492      0.81          2.09

1993-ILA units...........  2.25          0.30          2.22         1,769,477      0.41          2.11
1993-ILA
 Administration units....  2.09          0.45          2.08            99,896      0.56          1.97
1993-ILA Service
 units...................  1.84          0.70          1.83            45,172      0.81          1.72

1992-ILA units...........  2.82          0.30          2.77         1,333,925      0.42          2.65
1992-ILA
 Administration units....  2.67          0.45          2.66            50,225      0.57          2.54
1992-ILA Service
 units...................  2.41          0.70          2.43            29,534      0.82          2.31

1991-ILA units...........  4.33          0.32          4.24         1,044,986      0.42          4.14
1991-ILA
 Administration units....  4.17          0.47          4.06            37,567      0.57          3.96
1991-ILA Service
 units...................  3.91          0.72          3.86            52,399      0.82          3.76

1990-ILA units...........  5.64          0.40          5.50           603,895      0.40          5.50
1990-ILA
 Administration
 units/(c)/..............  5.43/(b)/     0.55/(b)/     5.40/(b)/       42,498      0.55/(b)/     5.40/(b)/
1990-ILA Service
 units/(c)/..............  5.17/(b)/     0.80/(b)/     5.16/(b)/       56,810      0.80/(b)/     5.16/(b)/

1989-ILA units...........  6.07          0.40          5.91           688,556      0.40          5.91

1988-ILA units...........  5.03          0.40          4.87           907,782      0.40          4.87

1987-ILA units...........  4.23          0.40          4.13           965,714      0.40          4.13

1986-ILA units...........  4.45          0.40          4.26         1,492,752      0.40          4.26


----------------
/(a)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

/(b)/ Annualized.

/(c)/ ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

/(d)/ Prior year ratios have been restated in order to conform with current year presentation.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt California Portfolio
--------------------------------------------------------------------------------

                                        Income from investment operations
                                      ---------------------------------------
                                                       Net
                           Net asset                 realized       Total                      Net asset
                            value at     Net        (loss) on     income from                  value at
For the Years              beginning  investment    investment    investment   Distributions    end of
Ended December 31,         of period    income     transactions   operations   to unitholders   period
------------------         -------------------------------------------------------------------------------

1995-ILA units...........  $1.00       $0.0349     $     --        $0.0349       $(0.0350)       $1.00
1995-ILA
 Administration units....   1.00        0.0332           --         0.0332        (0.0332)        1.00

1994-ILA units...........   1.00        0.0250           --         0.0250        (0.0250)        1.00
1994-ILA
 Administration units....   1.00        0.0233           --         0.0233        (0.0233)        1.00

1993-ILA units...........   1.00        0.0206           --         0.0206        (0.0206)        1.00
1993-ILA
 Administration units....   1.00        0.0191           --         0.0191        (0.0191)        1.00
1993-ILA Service
 units...................   1.00        0.0166           --         0.0166        (0.0166)        1.00

1992-ILA units...........   1.00        0.0256      (0.0001)        0.0255        (0.0256)        1.00
1992-ILA
 Administration units....   1.00        0.0235      (0.0002)        0.0233        (0.0235)        1.00
1992-ILA Service
 units/(c)/..............   1.00        0.0081           --         0.0081        (0.0081)        1.00

1991-ILA units...........   1.00        0.0388           --         0.0388        (0.0388)        1.00
1991-ILA
 Administration units....   1.00        0.0376           --         0.0376        (0.0376)        1.00

1990-ILA units...........   1.00        0.0511      (0.0001)        0.0510        (0.0511)        1.00
1990-ILA
 Administration
 units/(c)/..............   1.00        0.0042           --         0.0042        (0.0042)        1.00

1989-ILA units...........   1.00        0.0573      (0.0001)        0.0572        (0.0572)        1.00

For the Period October 3, 1988 (commencement of operations) through December 31,
--------------------------------------------------------------------------------
1988-ILA units...........   1.00        0.0139           --        0.0139         (0.0139)        1.00


                                                                                  Ratios assuming no
                                                                                 waiver of fees and no
                                                                                expense limitations/(d)/
                                                                                -------------------------
                                                     Ratio of net    Net                         Ratio
                                        Ratio of net  investment   assets at    Ratio of net     of net
                                        expenses to   income to     end of      expenses to     expenses
 For the Years               Total       average net  average net    period      average net    to average
Ended December 31,          return/(a)/    assets       assets      (in 000s)      assets       net assets
------------------         -------------------------------------------------------------------------------

1995-ILA units...........  3.55%          0.41%        3.49%        $346,728       0.41%         3.49%
1995-ILA
 Administration units....  3.40           0.56         3.32               61       0.56          3.32

1994-ILA units...........  2.53           0.40         2.50          227,399       0.41          2.49
1994-ILA
 Administration units....  2.37           0.55         2.33              790       0.56          2.32

1993-ILA units...........  2.09           0.40         2.06          229,839       0.44          2.02
1993-ILA
 Administration units....  1.93           0.55         1.91            1,425       0.59          1.87
1993-ILA Service
 units...................  1.68           0.76         1.66               --       0.84          1.54

1992-ILA units...........  2.62           0.40         2.56          161,868       0.47          2.49
1992-ILA
 Administration units....  2.47           0.55         2.35               31       0.62          2.28
1992-ILA Service
 units/(c)/..............  1.99/(b)/      0.80/(b)/    2.03/(b)/           3       0.87/(b)/     1.96/(b)/

1991-ILA units...........  3.92           0.40         3.88          102,494       0.47          3.81
1991-ILA
 Administration units....  3.80           0.55         3.76               13       0.62/(b)/     3.69

1990-ILA units...........  5.24           0.40         5.11          106,972       0.40          5.11
1990-ILA
 Administration
 units/(c)/..............  5.14/(b)/      0.55/(b)/    5.33/(b)/          68       0.55/(b)/     5.33/(b)/

1989-ILA units...........  5.93           0.40         5.73          112,463       0.40          5.73

For the Period October 3, 1988 (commencement of operations) through December 31,
---------------------------------------------------------------------------------

1988-ILA units...........  5.81/(b)/      0.24/(b)/    5.74/(b)/      41,028     0.38/(b)/     5.60/(b)/


----------------
/(a)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

/(b)/ Annualized.

/(c)/ ILA Administration and Service unit activity commenced during December of 1990 and August of 1992, respectively. No service shares were outstanding for the years ended December 31, 1994 and December 31, 1995.

/(d)/ Prior year ratios have been restated in order to conform with current presentation.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt New York Portfolio
--------------------------------------------------------------------------------

                                         Income from investment operations
                                      ---------------------------------------
                                                       Net
                           Net asset                 realized       Total                      Net asset
                            value at     Net        (loss) on     income from                  value at
For the Years              beginning  investment    investment    investment   Distributions    end of
Ended December 31,         of period    income     transactions   operations   to unitholders   period
------------------         -------------------------------------------------------------------------------

1995-ILA units...........  $1.00       $0.0344      $     --       $0.0344       $(0.0344)       $1.00
1995-ILA
 Administration units....   1.00        0.0328            --        0.0328        (0.0328)        1.00

1994-ILA units...........   1.00        0.0262            --        0.0262        (0.0262)        1.00
1994-ILA
 Administration units....   1.00        0.0247            --        0.0247        (0.0247)        1.00

1993-ILA units...........   1.00        0.0221            --        0.0221        (0.0221)        1.00
1993-ILA
 Administration units....   1.00        0.0205            --        0.0205        (0.0205)        1.00

1992-ILA units...........   1.00        0.0265            --        0.0265        (0.0265)        1.00
1992-ILA
 Administration units....   1.00        0.0253            --        0.0253        (0.0253)        1.00
For the Period February 15, 1991 (commencement of operations) through  December 31,
------------------------------------------------------------------------------------
1991-ILA units...........   1.00        0.0347       (0.0002)       0.0345        (0.0347)        1.00
1991-ILA
 Administration
 units/(c)/..............   1.00        0.0330            --        0.0330        (0.0330)        1.00


                                                                                   Ratios assuming no
                                                                                  waiver of fees and no
                                                                                 expense limitations/(d)/
                                                                                --------------------------
                                                     Ratio of net    Net                         Ratio
                                        Ratio of net  investment   assets at    Ratio of net     of net
                                        expenses to   income to     end of      expenses to     expenses
For the Years               Total       average net  average net    period      average net    to average
Ended December 31,         return/(a)/    assets       assets      (in 000s)      assets       net assets
------------------         -------------------------------------------------------------------------------
1995-ILA units...........  3.51%           0.30%        3.44%       $90,537         0.44%          3.30%
1995-ILA
 Administration units....  3.35            0.45         3.28         26,724         0.59           3.14

1994-ILA units...........  2.56            0.24         2.62         84,517         0.47           2.39
1994-ILA
 Administration units....  2.41            0.39         2.47         38,970         0.62           2.24

1993-ILA units...........  2.21            0.10         2.21         48,367         0.51           1.80
1993-ILA
 Administration units....  2.05            0.25         2.05         20,306         0.66           1.64

1992-ILA units...........  2.71            0.10         2.65         16,844         0.57           2.18
1992-ILA
 Administration units....  2.55            0.25         2.53         14,641         0.72           2.06
For the Period
February 15, 1991  (commencement of operations) through December 31,
---------------------------------------------------------------------
1991-ILA units...........  4.02/(b)/       0.10/(b)/    3.96/(b)/    11,070         0.76/(b)/      3.30/(b)/
1991-ILA
 Administration
 units/(c)/..............  3.87/(b)/       0.25/(b)/    3.90/(b)/    19,189         0.91/(b)/      3.24/(b)/

----------------
/(a)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

/(b)/ Annualized.

/(c)/ ILA Administration and Service unit activity commenced during February of 1991.

/(d)/ Prior year ratios have been restated in order to conform with current year presentation.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Report of Independent Public Accountants


--------------------------------------------------------------------------------
To the Unitholders and Board of Trustees of Goldman Sachs Money Market Trust-- Institutional Liquid Assets:

     We have audited the accompanying statements of assets and liabilities of Goldman Sachs Money Market Trust--Institutional Liquid Assets (a Massachusetts business trust comprising the Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios), including the statements of investments as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Goldman Sachs Money Market Trust--Institutional Liquid Assets as of December 31, 1995, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                    Arthur Andersen LLP

Boston, Massachusetts
February 9, 1996

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Money Market Trust-- Institutional Liquid Assets Portfolios' Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.
--------------------------------------------------------------------------------

Goldman Sachs
1 New York Plaza
New York, NY 10004



TRUSTEES
Paul C. Nagel, Jr., Chairman
Ashok N. Bakhru
Marcia L. Beck
David B. Ford
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel


OFFICERS
Marcia L. Beck, President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary



GOLDMAN SACHS
Investment Adviser, Administrator,
Distributor and Transfer Agent


ila/ANN/1295
--------------------------------------------------------------------------------



GOLDMAN SACHS
MONEY MARKET TRUST
INSTITUTIONAL
LIQUID ASSETS

------------------

Annual Report
December 31, 1995



Prime Obligations Portfolio
Money Market Portfolio
Government Portfolio
Treasury Obligations Portfolio
Treasury Instruments Portfolio
Federal Portfolio
Tax-Exempt Diversified Portfolio
Tax-Exempt California Portfolio
Tax-Exempt New York Portfolio


[LOGO OF GOLDMAN SACHS APPEARS HERE]
--------------------------------------------------------------------------------